Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
March 31, 2026
VIIP-NPRT1-0526
1.9887327.107
Common Stocks - 96.1%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (d)	2,478	187,015
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	138,403	510,930
Interactive Media & Services - 0.1%
CAR Group Ltd	13,227	211,148
REA Group Ltd	1,756	192,384
SEEK Ltd	12,482	122,656
		526,188
TOTAL COMMUNICATION SERVICES		1,037,118
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	39,643	2,024,012
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	21,548	684,909
Lottery Corp/The	77,748	290,354
		975,263
Specialty Retail - 0.0%
JB Hi-Fi Ltd	3,817	193,136
TOTAL CONSUMER DISCRETIONARY		3,192,411
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	28,448	73,417
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	46,888	711,046
Endeavour Group Ltd/Australia	53,315	120,685
Metcash Ltd	37,803	77,736
Woolworths Group Ltd	42,673	1,077,589
		1,987,056
TOTAL CONSUMER STAPLES		2,060,473
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	8,333	193,271
Santos Ltd	113,484	621,160
Whitehaven Coal Ltd	29,041	187,385
Woodside Energy Group Ltd	66,416	1,576,552
TOTAL ENERGY		2,578,368
Financials - 1.6%
Banks - 1.3%
ANZ Group Holdings Ltd	104,203	2,620,210
Bank of Queensland Ltd	23,007	107,092
Bendigo & Adelaide Bank Ltd	20,397	140,325
Commonwealth Bank of Australia	58,449	6,844,777
National Australia Bank Ltd	106,981	3,094,497
Westpac Banking Corp	119,458	3,301,254
		16,108,155
Capital Markets - 0.2%
ASX Ltd	6,781	246,032
HUB24 Ltd	2,858	167,270
Macquarie Group Ltd	12,379	1,758,522
Magellan Financial Group Ltd warrants 4/16/2027 (d)	252	3
		2,171,827
Financial Services - 0.0%
AMP Ltd	89,710	82,229
Challenger Ltd	19,313	111,658
Washington H Soul Pattinson & Co Ltd	12,473	350,528
		544,415
Insurance - 0.1%
Insurance Australia Group Ltd	82,620	419,417
Medibank Pvt Ltd	96,165	290,974
QBE Insurance Group Ltd	52,743	778,317
Steadfast Group Ltd	38,487	113,305
Suncorp Group Ltd	37,822	424,464
		2,026,477
TOTAL FINANCIALS		20,850,874
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	16,943	1,664,124
Telix Pharmaceuticals Ltd (d)(e)	10,179	97,454
		1,761,578
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	5,051	99,124
Cochlear Ltd	2,285	268,878
		368,002
Health Care Providers & Services - 0.1%
EBOS Group Ltd	7,416	96,812
Ramsay Health Care Ltd	6,613	179,866
Sigma Healthcare Ltd	201,582	372,515
Sonic Healthcare Ltd	17,251	245,116
		894,309
Health Care Technology - 0.0%
Pro Medicus Ltd	1,936	159,558
TOTAL HEALTH CARE		3,183,447
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	47,592	746,922
Cleanaway Waste Management Ltd	78,198	123,832
		870,754
Construction & Engineering - 0.0%
Worley Ltd	16,786	131,858
Ground Transportation - 0.0%
Aurizon Holdings Ltd	61,174	168,872
Passenger Airlines - 0.0%
Qantas Airways Ltd	25,864	151,932
Professional Services - 0.1%
ALS Ltd (e)	17,720	260,122
Computershare Ltd	18,990	374,530
		634,652
Trading Companies & Distributors - 0.0%
Reece Ltd	7,883	73,352
SGH Ltd	6,957	197,934
		271,286
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	33,882	100,481
Qube Holdings Ltd	61,815	208,643
Transurban Group unit	108,765	1,060,986
		1,370,110
TOTAL INDUSTRIALS		3,599,464
Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (d)	22,429	179,319
Software - 0.0%
Technology One Ltd	10,647	202,105
WiseTech Global Ltd	7,398	199,602
		401,707
TOTAL INFORMATION TECHNOLOGY		581,026
Materials - 1.4%
Chemicals - 0.0%
Dyno Nobel Ltd	57,071	124,278
Orica Ltd	16,354	229,848
		354,126
Metals & Mining - 1.4%
BHP Group Ltd	177,386	6,418,274
BlueScope Steel Ltd	15,318	277,265
Evolution Mining Ltd	70,932	638,722
Fortescue Ltd	58,060	829,654
Glencore PLC	333,597	2,526,622
Lynas Rare Earths Ltd (d)	32,350	439,231
Mineral Resources Ltd (d)	6,145	236,047
Northern Star Resources Ltd	49,970	726,404
PLS Group Ltd (d)	106,870	391,308
Rio Tinto Ltd (e)	12,963	1,472,773
Rio Tinto PLC	37,236	3,454,522
South32 Ltd	156,940	475,215
		17,886,037
TOTAL MATERIALS		18,240,163
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	16,530	215,395
GPT Group/The unit	66,894	211,588
Mirvac Group unit	137,749	170,197
Stockland unit	84,570	253,865
		851,045
Industrial REITs - 0.1%
Goodman Group unit	71,422	1,282,275
Office REITs - 0.0%
Dexus unit	37,539	154,763
Real Estate Management & Development - 0.0%
Lendlease Group unit	23,320	53,690
Retail REITs - 0.0%
Scentre Group unit	182,202	420,400
Vicinity Ltd unit	136,615	222,872
		643,272
TOTAL REAL ESTATE		2,985,045
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	60,186	517,910
Gas Utilities - 0.0%
Apa Group unit	45,959	316,598
Multi-Utilities - 0.0%
AGL Energy Ltd	20,923	143,236
TOTAL UTILITIES		977,744
TOTAL AUSTRALIA		59,286,133
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,026	367,702
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (b)(c)	2,688	408,650
Erste Group Bank AG	11,182	1,207,939
Raiffeisen Bank International AG	4,481	191,907
		1,808,496
Insurance - 0.0%
UNIQA Insurance Group AG	4,187	73,350
TOTAL FINANCIALS		1,881,846
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	254	47,398
Construction & Engineering - 0.0%
Strabag SE	589	58,304
Machinery - 0.0%
ANDRITZ AG	2,503	174,104
TOTAL INDUSTRIALS		279,806
Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	3,813	101,403
Metals & Mining - 0.0%
voestalpine AG	3,679	163,245
Paper & Forest Products - 0.1%
Mondi PLC	15,412	174,242
TOTAL MATERIALS		438,890
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	1,338	37,918
CPI Europe AG (d)(f)	1,102	0
TOTAL REAL ESTATE		37,918
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,912	222,533
TOTAL AUSTRIA		3,228,695
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	715	132,384
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	34,513	2,387,820
Food Products - 0.0%
Lotus Bakeries NV	14	158,071
TOTAL CONSUMER STAPLES		2,545,891
Financials - 0.2%
Banks - 0.2%
KBC Group NV	8,750	1,070,930
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,647	240,783
Sofina SA	537	130,397
		371,180
Insurance - 0.0%
Ageas SA/NV	6,251	460,155
TOTAL FINANCIALS		1,902,265
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	4,212	1,269,062
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	753	231,555
Trading Companies & Distributors - 0.0%
Azelis Group NV	6,237	63,602
TOTAL INDUSTRIALS		295,157
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	2,511	77,087
Syensqo SA	2,432	141,768
Umicore SA	7,245	138,218
TOTAL MATERIALS		357,073
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,661	134,487
Cofinimmo SA	1,331	125,866
		260,353
Industrial REITs - 0.0%
Warehouses De Pauw CVA	6,637	172,891
TOTAL REAL ESTATE		433,244
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,754	269,413
TOTAL BELGIUM		7,204,489
BRAZIL - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	25,900	206,156
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	27,900	147,907
TOTAL COMMUNICATION SERVICES		354,063
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (d)	56,800	58,995
Lojas Renner SA	35,026	101,159
Ultrapar Participacoes SA	24,100	133,624
Vibra Energia SA	31,848	194,414
TOTAL CONSUMER DISCRETIONARY		488,192
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	148,400	436,905
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	46,540	211,413
Sendas Distribuidora S/A	47,000	86,018
		297,431
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	27,593	55,613
TOTAL CONSUMER STAPLES		789,949
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Brava Energia (d)	12,484	49,576
Petroleo Brasileiro SA - Petrobras	131,400	1,367,564
Petroleo Brasileiro SA - Petrobras (PN)	152,600	1,433,833
PRIO SA/Brazil (d)	28,500	364,293
TOTAL ENERGY		3,215,266
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	52,294	168,698
Banco Bradesco SA (PN)	184,341	682,224
Banco do Brasil SA	99,900	443,584
Itau Unibanco Holding SA	191,739	1,609,470
Itausa SA	202,987	547,846
NU Holdings Ltd/Cayman Islands Class A (d)	133,533	1,918,869
		5,370,691
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	184,000	653,610
Banco BTG Pactual SA unit	36,200	393,389
XP Inc depository receipt	13,909	262,614
		1,309,613
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	6,314	63,266
StoneCo Ltd Class A (d)	8,889	125,513
		188,779
Insurance - 0.0%
BB Seguridade Participacoes SA	21,600	145,158
Caixa Seguridade Participacoes S/A	20,800	73,685
		218,843
TOTAL FINANCIALS		7,087,926
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	11,073	21,590
Rede D'Or Sao Luiz SA (b)(c)	35,199	264,816
		286,406
Pharmaceuticals - 0.0%
Hypera SA	14,000	62,921
TOTAL HEALTH CARE		349,327
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	24,300	360,992
Electrical Equipment - 0.1%
WEG SA	51,300	505,191
Ground Transportation - 0.0%
Localiza Rent a Car SA	30,352	275,286
Localiza Rent a Car SA (PN)	1,040	9,093
Rumo SA	41,500	130,192
		414,571
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	35,000	106,827
TOTAL INDUSTRIALS		1,387,581
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	17,600	118,718
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	5,701	333,249
Containers & Packaging - 0.0%
Klabin SA unit	34,289	129,150
Metals & Mining - 0.4%
Gerdau SA	44,670	163,852
Metalurgica Gerdau SA	29,732	49,019
Vale SA	125,201	1,993,606
Wheaton Precious Metals Corp	15,857	2,081,438
		4,287,915
Paper & Forest Products - 0.0%
Suzano SA	23,379	234,248
TOTAL MATERIALS		4,984,562
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	12,400	72,631
Multiplan Empreendimentos Imobiliarios SA	10,100	62,025
TOTAL REAL ESTATE		134,656
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	32,086	362,744
Axia Energia Series B	6,666	82,594
Axia Energia Series C	10,360	113,283
Cia Energetica de Minas Gerais	66,523	161,946
Cia Paranaense de Energia - Copel	64,700	192,732
Energisa S/A unit	11,400	115,455
Equatorial SA	37,292	293,521
Transmissora Alianca de Energia Eletrica S/A unit	7,700	63,935
		1,386,210
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	25,100	118,914
Engie Brasil Energia SA	12,290	77,894
		196,808
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	16,450	502,534
Cia De Sanena Do Parana unit	8,600	73,932
		576,466
TOTAL UTILITIES		2,159,484
TOTAL BRAZIL		21,069,724
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	3,582	193,822
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	10,738	270,939
Quebecor Inc Class B	5,360	227,601
TELUS Corp	17,822	229,069
		727,609
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	13,484	518,577
TOTAL COMMUNICATION SERVICES		1,246,186
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	9,251	516,649
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	1,745	234,674
Dollarama Inc	9,562	1,173,547
		1,408,221
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	11,450	847,288
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	6,464	359,978
TOTAL CONSUMER DISCRETIONARY		3,132,136
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	26,311	1,491,355
Empire Co Ltd Class A	4,607	165,025
George Weston Ltd	5,478	387,016
Loblaw Cos Ltd	19,827	903,909
Metro Inc/CN	6,797	465,055
		3,412,360
Food Products - 0.0%
Saputo Inc	8,603	268,770
TOTAL CONSUMER STAPLES		3,681,130
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd (e)	20,106	418,423
Cameco Corp	15,210	1,654,064
Canadian Natural Resources Ltd	72,771	3,549,881
Cenovus Energy Inc	48,051	1,275,281
Enbridge Inc	76,177	4,129,471
Imperial Oil Ltd	5,382	704,949
Keyera Corp	8,013	309,956
Pembina Pipeline Corp	20,291	908,289
South Bow Corp (e)	7,277	242,096
Suncor Energy Inc	41,965	2,775,645
TC Energy Corp (e)	36,345	2,275,906
Tourmaline Oil Corp	12,846	614,828
Whitecap Resources Inc	42,445	479,036
TOTAL ENERGY		19,337,825
Financials - 2.9%
Banks - 2.0%
Bank of Montreal	24,854	3,366,394
Bank of Nova Scotia/The	43,171	2,993,822
Canadian Imperial Bank of Commerce (e)	32,438	3,074,276
National Bank of Canada	13,655	1,766,973
Royal Bank of Canada	49,021	7,924,552
Toronto Dominion Bank	59,250	5,533,578
		24,659,595
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	13,154	584,843
Brookfield Corp Class A	75,423	3,056,282
Onex Corp Subordinate Voting Shares	2,029	148,073
TMX Group Ltd	9,715	344,505
		4,133,703
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	719	1,225,117
Great-West Lifeco Inc	9,249	433,163
iA Financial Corp Inc	3,217	357,013
Intact Financial Corp	6,204	1,124,221
Manulife Financial Corp	58,842	2,026,963
Power Corp of Canada Subordinate Voting Shares (e)	18,714	900,925
Sun Life Financial Inc	19,465	1,219,448
		7,286,850
TOTAL FINANCIALS		36,080,148
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	3,039	537,456
CAE Inc (d)	11,231	292,421
		829,877
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	13,969	302,958
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	5,790	372,515
Stantec Inc	3,983	344,328
WSP Global Inc	4,562	709,994
		1,426,837
Ground Transportation - 0.4%
Canadian National Railway Co	19,131	1,969,072
Canadian Pacific Kansas City Ltd	31,462	2,475,844
TFI International Inc	2,695	293,348
		4,738,264
Passenger Airlines - 0.0%
Air Canada (d)	10,324	134,477
Professional Services - 0.0%
Thomson Reuters Corp	4,681	422,505
Trading Companies & Distributors - 0.1%
Finning International Inc	4,592	284,149
Toromont Industries Ltd	2,843	398,032
		682,181
TOTAL INDUSTRIALS		8,537,099
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	4,019	1,133,733
IT Services - 0.5%
CGI Inc Class A	6,813	498,082
Shopify Inc Class A (d)	42,714	5,068,200
		5,566,282
Software - 0.1%
Constellation Software Inc/Canada	696	1,221,785
Constellation Software Inc/Canada warrants 3/31/2040 (d)(f)	363	0
Descartes Systems Group Inc/The (d)	3,006	215,310
Open Text Corp	8,812	196,371
		1,633,466
TOTAL INFORMATION TECHNOLOGY		8,333,481
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	16,889	1,274,900
Containers & Packaging - 0.0%
CCL Industries Inc Class B	5,020	314,530
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	17,552	3,562,763
Alamos Gold Inc Class A	14,695	653,780
B2Gold Corp	46,673	212,043
Barrick Mining Corp	58,938	2,408,617
Franco-Nevada Corp	6,733	1,667,157
Kinross Gold Corp	42,168	1,289,199
Pan American Silver Corp	14,744	806,569
Teck Resources Ltd Class B	15,610	809,058
		11,409,186
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,965	128,344
TOTAL MATERIALS		13,126,960
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	1,543	164,970
FirstService Corp Subordinate Voting Shares	1,436	199,766
TOTAL REAL ESTATE		364,736
Utilities - 0.3%
Electric Utilities - 0.3%
Emera Inc	10,492	543,870
Fortis Inc/Canada	17,644	984,366
Hydro One Ltd (b)(c)	11,092	458,080
		1,986,316
Gas Utilities - 0.0%
AltaGas Ltd	10,868	376,955
Brookfield Infrastructure Corp	4,160	164,384
		541,339
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	4,708	187,630
Northland Power Inc (e)	9,139	153,335
		340,965
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	24,409	149,496
Canadian Utilities Ltd Class A	4,516	158,617
		308,113
TOTAL UTILITIES		3,176,733
TOTAL CANADA		97,016,434
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	28,993	177,478
Specialty Retail - 0.0%
Empresas Copec SA	12,788	88,358
TOTAL CONSUMER DISCRETIONARY		265,836
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	12,953	54,731
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	43,144	117,789
TOTAL CONSUMER STAPLES		172,520
Financials - 0.1%
Banks - 0.1%
Banco de Chile	1,624,337	294,824
Banco de Credito e Inversiones SA	2,755	178,459
Banco Santander Chile	2,175,500	180,145
TOTAL FINANCIALS		653,428
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	8,830,235	217,453
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	4,994	404,099
Metals & Mining - 0.1%
Antofagasta PLC	12,059	540,780
Lundin Mining Corp	23,640	589,513
		1,130,293
Paper & Forest Products - 0.0%
Empresas Cmpc SA	37,442	50,932
TOTAL MATERIALS		1,585,324
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	22,919	93,530
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	638,800	54,690
Enel Chile SA	858,151	66,233
		120,923
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	238,597	33,487
TOTAL UTILITIES		154,410
TOTAL CHILE		3,142,501
CHINA - 6.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	163,200	223,146
Entertainment - 0.1%
China Ruyi Holdings Ltd (d)(e)	388,000	75,934
Kingsoft Corp Ltd	34,200	99,646
Netease Inc	59,705	1,334,097
Tencent Music Entertainment Group Class A ADR	17,268	160,247
		1,669,924
Interactive Media & Services - 1.3%
Autohome Inc Class A ADR	2,155	37,431
Baidu Inc A Shares (d)	77,740	1,086,665
Bilibili Inc Z Shares (d)	10,122	228,161
Kuaishou Technology B Shares (b)(c)	98,300	579,019
Tencent Holdings Ltd	214,000	13,497,490
		15,428,766
TOTAL COMMUNICATION SERVICES		17,321,836
Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	21,200	159,476
Automobiles - 0.3%
BYD Co Ltd H Shares	128,678	1,759,200
Geely Automobile Holdings Ltd	180,000	487,476
Great Wall Motor Co Ltd H Shares	81,000	131,137
Li Auto Inc A Shares (d)	41,760	368,603
NIO Inc A Shares (d)	64,220	390,224
XPeng Inc A Shares (d)	51,294	438,440
Yadea Group Holdings Ltd (b)(c)	39,130	66,535
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	15,800	96,350
		3,737,965
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	666,756	10,451,061
JD.com Inc A Shares	101,254	1,492,536
PDD Holdings Inc Class A ADR (d)	27,274	2,786,857
Prosus NV Class N	46,532	2,154,225
Vipshop Holdings Ltd Class A ADR	7,944	124,880
		17,009,559
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	47,910	271,375
TAL Education Group Class A ADR (d)	14,548	165,411
		436,786
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	60,100	304,055
Haidilao International Holding Ltd (b)(c)	60,000	110,450
Meituan B Shares (b)(c)(d)	193,230	2,108,574
Tongcheng Travel Holdings Ltd (c)	42,400	98,097
Trip.com Group Ltd (d)	21,210	1,048,171
Yum China Holdings Inc (Hong Kong)	12,600	625,857
		4,295,204
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	80,800	216,459
Midea Group Co Ltd H Shares	15,400	165,737
		382,196
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	75,800	106,543
Pop Mart International Group Ltd (b)(c)	23,400	435,319
		541,862
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	41,200	402,758
Li Ning Co Ltd	80,500	222,407
Shenzhou International Group Holdings Ltd	27,800	169,863
		795,028
TOTAL CONSUMER DISCRETIONARY		27,358,076
Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	54,500	180,365
Nongfu Spring Co Ltd H Shares (b)(c)	63,400	383,383
Tsingtao Brewery Co Ltd H Shares	22,000	136,669
		700,417
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	204,000	123,016
JD Health International Inc (b)(c)(d)	35,800	218,519
		341,535
Food Products - 0.1%
China Feihe Ltd (b)(c)	132,000	59,001
China Mengniu Dairy Co Ltd	103,000	227,558
Tingyi Cayman Islands Holding Corp	64,000	106,850
Want Want China Holdings Ltd	159,000	94,088
Wilmar International Ltd	91,700	275,502
		762,999
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)	16,600	58,674
Hengan International Group Co Ltd	23,000	81,389
		140,063
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)	64,000	73,042
TOTAL CONSUMER STAPLES		2,018,056
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	64,000	73,331
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	73,000	123,032
China Petroleum & Chemical Corp H Shares	836,000	480,557
China Shenhua Energy Co Ltd H Shares	118,000	698,462
PetroChina Co Ltd H Shares	738,000	1,012,434
Yankuang Energy Group Co Ltd H Shares	111,800	208,161
		2,522,646
TOTAL ENERGY		2,595,977
Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	1,074,000	768,238
Bank of China Ltd H Shares	2,920,000	1,864,525
Bank of Communications Co Ltd H Shares	746,000	674,237
BOC Hong Kong Holdings Ltd	125,500	692,384
China CITIC Bank Corp Ltd H Shares	317,000	321,094
China Construction Bank Corp H Shares	3,442,000	3,714,656
China Merchants Bank Co Ltd H Shares	115,500	733,913
China Minsheng Banking Corp Ltd H Shares	251,800	118,420
Industrial & Commercial Bank of China Ltd H Shares	2,789,000	2,458,359
Postal Savings Bank of China Co Ltd H Shares (b)(c)	333,000	209,194
		11,555,020
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	128,500	130,996
China International Capital Corp Ltd H Shares (b)(c)	51,600	114,560
CITIC Securities Co Ltd H Shares	44,675	136,802
Guotai Haitong Securities Co Ltd H Shares (b)(c)	87,000	149,199
Huatai Securities Co Ltd H Shares (b)(c)	56,400	107,697
		639,254
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	3,742	48,309
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	260,000	829,461
China Pacific Insurance Group Co Ltd H Shares	90,200	369,423
New China Life Insurance Co Ltd H Shares	34,000	202,416
People's Insurance Co Group of China Ltd/The H Shares	305,000	212,411
PICC Property & Casualty Co Ltd H Shares	240,000	441,787
Ping An Insurance Group Co of China Ltd H Shares	226,500	1,741,607
		3,797,105
TOTAL FINANCIALS		16,039,688
Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	24,000	408,646
Innovent Biologics Inc (b)(c)(d)	49,500	544,479
Zai Lab Ltd (d)	36,100	66,602
		1,019,727
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	81,600	39,235
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	46,800	121,416
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	46,000	65,240
Wuxi Apptec Co Ltd H Shares (b)(c)	15,052	230,528
Wuxi Biologics Cayman Inc (b)(c)(d)	124,500	535,411
		831,179
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	278,400	328,557
Hansoh Pharmaceutical Group Co Ltd (b)(c)	40,000	183,098
Sino Biopharmaceutical Ltd	347,250	263,813
		775,468
TOTAL HEALTH CARE		2,787,025
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)	205,200	265,614
JD Logistics Inc (b)(c)(d)	72,800	128,513
ZTO Express Cayman Inc A Shares	14,650	360,579
		754,706
Building Products - 0.0%
Xinyi Glass Holdings Ltd (e)	83,137	104,310
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	121,000	83,248
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	145,000	75,301
China State Construction International Holdings Ltd	64,000	68,157
		143,458
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	28,879	239,696
Industrial Conglomerates - 0.0%
CITIC Ltd	274,000	417,258
Machinery - 0.2%
Airtac International Group	5,092	162,416
CRRC Corp Ltd H Shares	152,000	99,009
Weichai Power Co Ltd H Shares	68,000	241,143
Yangzijiang Shipbuildling (Holdings) Ltd	94,400	280,406
Zhuzhou CRRC Times Electric Co Ltd H Shares	14,700	68,741
		851,715
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	88,000	167,575
SITC International Holdings Co Ltd	45,000	197,034
		364,609
Professional Services - 0.0%
Kanzhun Ltd ADR	13,026	174,418
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	40,353	75,719
TOTAL INDUSTRIALS		3,209,137
Information Technology - 0.3%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	26,500	95,323
ZTE Corp H Shares (e)	26,800	75,742
		171,065
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	25,000	107,232
Kingboard Holdings Ltd	21,000	88,881
Sunny Optical Technology Group Co Ltd	23,300	162,454
		358,567
IT Services - 0.0%
Chinasoft International Ltd	82,000	34,856
GDS Holdings Ltd A Shares (d)	36,000	182,167
		217,023
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (d)	806,000	89,525
Hua Hong Semiconductor Ltd (b)(c)(d)	24,000	242,169
Silergy Corp	12,000	109,522
Xinyi Solar Holdings Ltd	162,916	61,059
		502,275
Software - 0.0%
Kingdee International Software Group Co Ltd (d)	99,000	109,904
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	264,000	317,516
Xiaomi Corp B Shares (b)(c)(d)	602,200	2,487,485
		2,805,001
TOTAL INFORMATION TECHNOLOGY		4,163,835
Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	41,500	112,956
China National Building Material Co Ltd H Shares	128,000	78,525
		191,481
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	138,000	201,889
China Hongqiao Group Ltd	114,500	517,220
CMOC Group Ltd H Shares	126,000	264,998
Zhaojin Mining Industry Co Ltd H Shares	58,500	243,041
Zijin Mining Group Co Ltd H Shares	210,000	944,686
		2,171,834
TOTAL MATERIALS		2,363,315
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	130,000	193,868
China Resources Land Ltd	99,500	368,780
China Resources Mixc Lifestyle Services Ltd (b)(c)	20,845	125,956
Country Garden Services Holdings Co Ltd	72,000	54,718
Longfor Group Holdings Ltd (b)(c)	67,819	66,026
Wharf Holdings Ltd/The	33,000	91,393
TOTAL REAL ESTATE		900,741
Utilities - 0.0%
Gas Utilities - 0.0%
China Gas Holdings Ltd (e)	100,200	91,560
China Resources Gas Group Ltd	31,200	76,024
ENN Energy Holdings Ltd	25,700	209,260
Kunlun Energy Co Ltd	134,000	122,442
		499,286
Independent Power and Renewable Electricity Producers - 0.0%
CGN Power Co Ltd H Shares (b)(c)	371,000	166,997
China Longyuan Power Group Corp Ltd H Shares	117,000	107,096
China Power International Development Ltd	150,000	60,736
China Resources Power Holdings Co Ltd	76,000	177,538
Huaneng Power International Inc H Shares	142,000	107,521
		619,888
TOTAL UTILITIES		1,119,174
TOTAL CHINA		79,876,860
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	9,717	224,566
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	19,539	62,441
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	15,485	118,024
TOTAL COLOMBIA		405,031
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	26,280	224,620
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,567	130,446
Moneta Money Bank AS (b)(c)	9,017	78,392
TOTAL FINANCIALS		208,838
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	5,625	317,897
TOTAL CZECH REPUBLIC		526,735
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,758	197,125
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	3,160	394,521
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	23,047	1,135,816
Ringkjoebing Landbobank A/S	893	214,705
		1,350,521
Insurance - 0.0%
Tryg A/S	11,188	267,217
TOTAL FINANCIALS		1,617,738
Health Care - 0.5%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	1,767	404,166
Genmab A/S (d)	2,243	604,088
Zealand Pharma A/S (d)	2,236	104,131
		1,112,385
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,184	285,009
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	111,299	4,072,931
TOTAL HEALTH CARE		5,470,325
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	6,887	1,663,267
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	35,278	1,064,371
TOTAL INDUSTRIALS		2,727,638
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,038	715,192
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	16,153	400,579
TOTAL DENMARK		11,523,118
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	96,720	214,618
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	44,918	20,725
Consumer Finance - 0.0%
U Consumer Finance	21,941	4,185
TOTAL FINANCIALS		239,528
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	35,960	49,136
TOTAL EGYPT		288,664
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,022	244,624
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,538	211,823
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	15,055	489,251
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	120,800	2,072,075
Insurance - 0.1%
Sampo Oyj A Shares	87,667	937,187
TOTAL FINANCIALS		3,009,262
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,819	308,676
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	13,608	868,745
Konecranes Oyj A Shares	7,389	242,512
Metso Oyj	24,617	426,620
Valmet Oyj	5,085	145,500
Wartsila OYJ Abp	16,955	631,540
TOTAL INDUSTRIALS		2,314,917
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	183,062	1,468,527
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	3,238	105,217
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	21,413	251,451
UPM-Kymmene Oyj	18,427	576,761
		828,212
TOTAL MATERIALS		933,429
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,355	392,669
TOTAL FINLAND		9,373,178
FRANCE - 4.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	64,109	1,314,431
Media - 0.1%
Publicis Groupe SA	7,905	654,293
TOTAL COMMUNICATION SERVICES		1,968,724
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	24,780	848,936
Automobiles - 0.0%
Renault SA	6,387	218,971
Hotels, Restaurants & Leisure - 0.0%
Accor SA	7,447	357,182
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	1,216	2,303,532
Kering SA	2,457	746,101
LVMH Moet Hennessy Louis Vuitton SE	8,908	4,869,555
		7,919,188
TOTAL CONSUMER DISCRETIONARY		9,344,277
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	6,954	517,112
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	19,552	362,022
Food Products - 0.1%
Danone SA	22,608	1,806,541
Personal Care Products - 0.4%
L'Oreal SA	8,025	3,276,531
TOTAL CONSUMER STAPLES		5,962,206
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	70,907	6,507,429
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	35,104	3,344,134
Credit Agricole SA	39,083	729,459
Societe Generale SA Series A	24,411	1,782,416
		5,856,009
Financial Services - 0.0%
Edenred SE	8,376	166,841
Insurance - 0.2%
AXA SA	58,585	2,692,072
TOTAL FINANCIALS		8,714,922
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	10,191	2,374,759
Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	21,584	4,080,952
Safran SA	11,985	3,921,843
Thales SA	3,165	928,121
		8,930,916
Building Products - 0.1%
Cie de Saint-Gobain SA	16,033	1,327,443
Construction & Engineering - 0.3%
Bouygues SA	6,548	379,500
Eiffage SA	2,497	382,959
Vinci SA	17,628	2,645,950
		3,408,409
Electrical Equipment - 0.1%
Legrand SA	9,159	1,422,893
Professional Services - 0.0%
Bureau Veritas SA	12,203	365,253
TOTAL INDUSTRIALS		15,454,914
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	5,386	635,540
Software - 0.0%
Dassault Systemes SE	23,019	466,001
TOTAL INFORMATION TECHNOLOGY		1,101,541
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	20,207	4,176,757
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	4,259	469,876
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	61,256	1,974,126
Veolia Environnement SA	23,293	887,137
TOTAL UTILITIES		2,861,263
TOTAL FRANCE		58,936,668
GERMANY - 4.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	119,924	4,475,956
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	2,619	202,077
TOTAL COMMUNICATION SERVICES		4,678,033
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	1,866	73,074
Continental AG	3,771	263,243
		336,317
Automobiles - 0.2%
Bayerische Motoren Werke AG	9,209	851,895
Mercedes-Benz Group AG	25,218	1,549,971
		2,401,866
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,658	187,091
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	6,284	1,017,108
TOTAL CONSUMER DISCRETIONARY		3,942,382
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,345	240,272
Personal Care Products - 0.0%
Beiersdorf AG	3,135	281,797
TOTAL CONSUMER STAPLES		522,069
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	34,660	1,264,373
Capital Markets - 0.3%
Deutsche Bank AG	68,047	2,025,085
Deutsche Boerse AG	6,577	1,926,701
		3,951,786
Insurance - 0.7%
Allianz SE	13,487	5,695,812
Hannover Rueck SE	2,106	662,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,563	2,881,723
		9,239,663
TOTAL FINANCIALS		14,455,822
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (d)	3,438	305,568
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (b)(c)	10,239	436,858
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	7,273	329,594
Fresenius SE & Co KGaA	14,359	745,172
		1,074,766
Pharmaceuticals - 0.2%
Bayer AG	34,316	1,588,084
Merck KGaA	4,514	573,521
		2,161,605
TOTAL HEALTH CARE		3,978,797
Industrials - 1.4%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	1,880	685,859
Rheinmetall AG	1,607	2,710,666
		3,396,525
Air Freight & Logistics - 0.1%
Deutsche Post AG	33,530	1,767,263
Electrical Equipment - 0.3%
Siemens Energy AG	25,266	4,357,111
Industrial Conglomerates - 0.6%
Siemens AG	25,706	6,262,859
Machinery - 0.1%
Daimler Truck Holding AG	16,844	829,496
Gea Group Ag	5,060	362,892
Knorr-Bremse AG	2,307	263,579
		1,455,967
Trading Companies & Distributors - 0.0%
Brenntag SE	4,285	290,258
TOTAL INDUSTRIALS		17,529,983
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	45,654	2,071,146
Software - 0.5%
Nemetschek SE	2,140	160,200
SAP SE	35,614	6,071,569
		6,231,769
TOTAL INFORMATION TECHNOLOGY		8,302,915
Materials - 0.3%
Chemicals - 0.2%
BASF SE	31,180	1,920,389
Symrise AG	4,640	396,218
		2,316,607
Construction Materials - 0.1%
Heidelberg Materials AG	4,487	946,921
TOTAL MATERIALS		3,263,528
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	2,635	172,123
Vonovia SE	29,356	734,265
TOTAL REAL ESTATE		906,388
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	23,386	1,573,383
Multi-Utilities - 0.2%
E.ON SE	77,504	1,697,452
TOTAL UTILITIES		3,270,835
TOTAL GERMANY		60,850,752
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (e)	1,084	38,731
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	6,193	117,042
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	5,934	89,759
Specialty Retail - 0.0%
JUMBO SA	3,840	98,924
TOTAL CONSUMER DISCRETIONARY		188,683
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	2,192	96,511
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	72,011	267,112
Eurobank SA	91,438	366,121
National Bank of Greece SA	29,078	449,194
Piraeus Bank SA	37,582	308,774
TOTAL FINANCIALS		1,391,201
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	2,452	96,431
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	3,796	147,825
Marine Transportation - 0.0%
Star Bulk Carriers Corp	3,106	71,345
TOTAL INDUSTRIALS		315,601
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	6,074	126,988
TOTAL GREECE		2,236,026
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	3,387	253,822
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	124,000	193,774
PCCW Ltd	156,000	115,789
TOTAL COMMUNICATION SERVICES		309,563
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (b)(c)	273,500	359,499
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (d)	2,119	289,794
Hong Kong Exchanges & Clearing Ltd	41,643	2,100,806
		2,390,600
Insurance - 0.5%
AIA Group Ltd	366,800	4,075,636
Prudential PLC	89,369	1,242,508
Prudential PLC rights (d)(g)	89,369	16,740
		5,334,884
TOTAL FINANCIALS		7,725,484
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	56,471	231,416
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	11,500	125,692
Machinery - 0.1%
Techtronic Industries Co Ltd	50,000	664,012
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	80,255
TOTAL INDUSTRIALS		1,101,375
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	11,100	143,675
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	68,634	392,709
Hang Lung Properties Ltd	61,625	68,958
Henderson Land Development Co Ltd	47,610	176,881
Hongkong Land Holdings Ltd (Singapore)	34,815	271,313
Sino Land Co Ltd	126,934	186,294
Sun Hung Kai Properties Ltd	53,500	890,820
Swire Properties Ltd	34,000	99,595
Wharf Real Estate Investment Co Ltd	56,000	162,968
		2,249,538
Retail REITs - 0.0%
Link REIT	90,304	418,542
TOTAL REAL ESTATE		2,668,080
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	21,000	168,403
CLP Holdings Ltd	55,500	522,526
Power Assets Holdings Ltd	47,500	370,594
		1,061,523
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	377,403	343,305
TOTAL UTILITIES		1,404,828
TOTAL HONG KONG		13,712,504
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	16,042	190,824
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	8,610	917,001
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	4,889	174,056
TOTAL HUNGARY		1,281,881
INDIA - 2.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	101,348	1,954,867
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bajaj Auto Ltd	2,289	217,069
Mahindra & Mahindra Ltd	30,413	968,272
Maruti Suzuki India Ltd	4,610	613,724
Tata Motors Passenger Vehicles Limited	73,299	235,690
		2,034,755
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (d)	161,901	404,293
Specialty Retail - 0.0%
Trent Ltd	6,299	225,165
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	14,578	621,507
TOTAL CONSUMER DISCRETIONARY		3,285,720
Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	47,031	195,258
Food Products - 0.0%
Kwality Wall's India Ltd	35,308	8,626
Nestle India Ltd	24,798	312,790
		321,416
Personal Care Products - 0.0%
Hindustan Unilever Ltd	31,084	687,624
Tobacco - 0.0%
ITC Ltd	116,264	360,604
TOTAL CONSUMER STAPLES		1,564,902
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	70,150	213,485
Coal India Ltd	79,429	385,459
Indian Oil Corp Ltd	133,676	194,784
Oil & Natural Gas Corp Ltd	146,436	447,792
Reliance Industries Ltd	235,503	3,437,744
TOTAL ENERGY		4,679,264
Financials - 0.8%
Banks - 0.6%
Axis Bank Ltd	79,838	1,003,655
HDFC Bank Ltd	397,447	3,159,955
ICICI Bank Ltd	185,391	2,415,637
Kotak Mahindra Bank Ltd	189,412	723,715
State Bank of India	64,313	680,800
		7,983,762
Consumer Finance - 0.1%
Bajaj Finance Ltd	99,240	861,912
Financial Services - 0.1%
Bajaj Finserv Ltd	13,392	236,111
Jio Financial Services Ltd	108,547	263,160
Power Finance Corp Ltd	49,626	203,607
REC Ltd	41,890	138,471
		841,349
TOTAL FINANCIALS		9,687,023
Industrials - 0.2%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	125,776	546,307
Hindustan Aeronautics Ltd (c)	6,526	245,154
		791,461
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	23,214	876,000
Electrical Equipment - 0.0%
Suzlon Energy Ltd (d)	394,156	169,558
Machinery - 0.0%
Tata Motors Ltd /new (d)	71,411	309,565
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	10,393	196,697
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	25,461	361,498
TOTAL INDUSTRIALS		2,704,779
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	36,733	536,624
Infosys Ltd	122,358	1,675,119
Tata Consultancy Services Ltd	35,160	898,642
Wipro Ltd	104,731	214,022
TOTAL INFORMATION TECHNOLOGY		3,324,407
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	15,856	371,139
Construction Materials - 0.0%
UltraTech Cement Ltd	4,177	484,254
Metals & Mining - 0.2%
Hindalco Industries Ltd	50,496	484,682
Tata Steel Ltd	254,592	530,204
Vedanta Ltd	62,988	448,568
		1,463,454
TOTAL MATERIALS		2,318,847
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	157,810	504,290
Tata Power Co Ltd/The	61,058	249,488
		753,778
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	161,898	261,533
NTPC Ltd	162,591	649,992
		911,525
TOTAL UTILITIES		1,665,303
TOTAL INDIA		31,185,112
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,590,500	287,566
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	1,077,000	48,581
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	297,800	36,783
TOTAL COMMUNICATION SERVICES		372,930
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	32,626,000	98,203
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	688,000	60,374
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	75,500	32,663
Indofood Sukses Makmur Tbk PT	150,800	56,267
		88,930
TOTAL CONSUMER STAPLES		149,304
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	298,200	45,573
Bumi Resources Tbk PT (d)	5,938,500	76,387
United Tractors Tbk PT	49,300	90,155
TOTAL ENERGY		212,115
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	1,917,200	740,578
Bank Mandiri Persero Tbk PT	1,289,400	361,938
Bank Negara Indonesia Persero Tbk PT	475,600	106,208
Bank Rakyat Indonesia Persero Tbk PT	2,355,851	470,749
		1,679,473
Capital Markets - 0.0%
Indokripto Koin Semesta Tbk PT	231,800	14,669
TOTAL FINANCIALS		1,694,142
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	175,000	21,555
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	630,400	36,221
TOTAL HEALTH CARE		57,776
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	706,400	260,777
Jardine Matheson Holdings Ltd (Singapore)	7,203	517,775
TOTAL INDUSTRIALS		778,552
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	966,188	77,610
Metals & Mining - 0.0%
Amman Mineral Internasional PT (d)	480,700	138,862
Aneka Tambang Tbk	274,900	57,527
Bumi Resources Minerals Tbk PT (d)	2,969,600	129,836
Merdeka Copper Gold Tbk PT (d)	465,788	88,628
		414,853
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	84,400	50,726
TOTAL MATERIALS		543,189
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	375,400	41,070
TOTAL INDONESIA		3,947,281
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,641	449,135
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	74,639	796,780
Bank of Ireland Group PLC	33,274	603,698
TOTAL FINANCIALS		1,400,478
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	5,302	453,373
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	5,803	796,056
TOTAL INDUSTRIALS		1,249,429
TOTAL IRELAND		3,099,042
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	96,235	229,240
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	3,794	117,044
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	6,730	98,308
Food Products - 0.0%
Strauss Group Ltd	2,041	89,707
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)(e)	1,393	18,638
TOTAL CONSUMER STAPLES		206,653
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	316	106,449
Paz Retail And Energy Ltd	299	73,621
TOTAL ENERGY		180,070
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	44,493	1,037,505
Bank Leumi Le-Israel BM	50,255	1,115,447
First International Bank of Israel Ltd	1,765	136,011
Israel Discount Bank Ltd Class A	40,883	409,311
Mizrahi Tefahot Bank Ltd	5,108	370,067
		3,068,341
Capital Markets - 0.0%
Plus500 Ltd	2,429	131,554
Consumer Finance - 0.0%
Isracard Ltd	6,778	29,985
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	2,246	158,576
Harel Insurance Investments & Financial Services Ltd	3,887	215,223
Menora Mivtachim Holdings Ltd	759	109,518
Phoenix Financial Ltd	7,803	411,952
		895,269
TOTAL FINANCIALS		4,125,149
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	40,055	1,206,457
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	926	776,600
Construction & Engineering - 0.0%
Electra Ltd/Israel	1,362	38,838
Machinery - 0.0%
Kornit Digital Ltd (d)	1,660	24,335
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	4,206	110,828
TOTAL INDUSTRIALS		950,601
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	2,264	219,610
IT Services - 0.0%
Wix.com Ltd (d)	1,946	175,276
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (d)	1,003	147,820
Nova Ltd (Israel) (d)	1,087	468,949
Tower Semiconductor Ltd (d)	3,873	663,545
		1,280,314
Software - 0.1%
Cellebrite DI Ltd (d)	4,270	58,841
Check Point Software Technologies Ltd (d)	2,914	416,265
Nice Ltd (d)	2,120	233,892
		708,998
TOTAL INFORMATION TECHNOLOGY		2,384,198
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	25,102	129,250
Israel Corp Ltd Class A1	138	38,565
TOTAL MATERIALS		167,815
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	7,103	50,715
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	1,969	33,351
Alony Hetz Properties & Investments Ltd	5,405	58,016
Amot Investments Ltd	8,586	52,511
Azrieli Group Ltd	1,249	166,319
Big Shopping Centers Ltd	565	128,802
Melisron Ltd	806	104,073
Mivne Real Estate KD Ltd (d)	20,089	83,249
		626,321
TOTAL REAL ESTATE		677,036
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (d)	4,451	296,280
OPC Energy Ltd (d)	5,177	178,807
TOTAL UTILITIES		475,087
TOTAL ISRAEL		10,719,350
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)(e)	11,174	89,172
Telecom Italia SpA/Milano (d)	370,205	259,923
Telecom Italia SpA/Milano rights 4/1/2026 (d)	395,749	9
Telecom Italia SpA/Milano savings shares (d)	25,871	21,366
TOTAL COMMUNICATION SERVICES		370,470
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	4,267	1,447,810
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	1,186	103,649
Moncler SpA	7,773	468,001
Prada Spa	17,700	84,370
		656,020
TOTAL CONSUMER DISCRETIONARY		2,103,830
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	19,763	141,200
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	72,556	2,063,042
Financials - 1.0%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	75,349	657,460
Banca Popolare di Sondrio SPA	2,944	55,408
Banco BPM SpA	52,924	736,199
BPER Banca SPA	48,721	638,499
FinecoBank Banca Fineco SpA	21,363	475,300
Intesa Sanpaolo SpA	535,185	3,236,737
UniCredit SpA	54,407	3,903,366
		9,702,969
Capital Markets - 0.0%
Azimut Holding SpA	3,907	148,454
Financial Services - 0.0%
Banca Mediolanum SpA	7,564	153,256
Nexi SpA (b)(c)(e)	20,282	75,548
Poste Italiane SpA (b)(c)	15,962	375,726
		604,530
Insurance - 0.1%
Generali	36,797	1,480,399
Unipol Assicurazioni SpA	15,789	366,781
		1,847,180
TOTAL FINANCIALS		12,303,133
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,797	217,411
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	13,935	947,851
Electrical Equipment - 0.1%
Prysmian SpA	10,355	1,222,833
Machinery - 0.0%
Interpump Group SpA	2,813	107,403
Passenger Airlines - 0.0%
Ryanair Holdings PLC	18,368	517,093
TOTAL INDUSTRIALS		2,795,180
Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	810	76,228
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	269,881	2,950,563
Terna - Rete Elettrica Nazionale	49,109	561,680
		3,512,243
Gas Utilities - 0.1%
Italgas SpA	21,635	252,026
Snam SpA	71,594	542,356
		794,382
Multi-Utilities - 0.0%
A2A SpA	54,718	154,941
Hera SpA	28,093	129,583
		284,524
TOTAL UTILITIES		4,591,149
TOTAL ITALY		24,661,643
JAPAN - 16.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	4,900	76,114
NTT Inc (e)	1,043,500	1,043,987
		1,120,101
Entertainment - 0.3%
Capcom Co Ltd	11,900	251,470
Konami Group Corp	3,600	443,622
Nexon Co Ltd	14,100	265,597
Nintendo Co Ltd	40,800	2,329,095
Square Enix Holdings Co Ltd (e)	9,400	149,798
Toho Co Ltd/Tokyo	21,500	230,573
		3,670,155
Interactive Media & Services - 0.0%
Kakaku.com Inc	4,200	55,289
LY Corp (e)	86,500	208,563
		263,852
Media - 0.0%
CyberAgent Inc	14,700	125,761
Dentsu Group Inc (d)	7,700	132,342
Hakuhodo DY Holdings Inc	9,900	65,221
Kadokawa Corp	4,400	106,403
		429,727
Wireless Telecommunication Services - 0.5%
KDDI Corp (e)	98,000	1,668,620
SoftBank Corp	1,003,600	1,342,941
SoftBank Group Corp	135,700	3,304,261
		6,315,822
TOTAL COMMUNICATION SERVICES		11,799,657
Consumer Discretionary - 2.6%
Automobile Components - 0.4%
Aisin Corp	19,600	276,127
Bridgestone Corp	40,900	852,285
Denso Corp	68,100	853,844
JTEKT Corp	8,300	89,044
Koito Manufacturing Co Ltd	7,600	120,059
NHK Spring Co Ltd	6,400	102,051
Nifco Inc/Japan	3,000	85,073
Niterra Co Ltd	5,800	273,479
Stanley Electric Co Ltd	4,300	78,955
Sumitomo Electric Industries Ltd	27,700	1,573,917
Sumitomo Rubber Industries Ltd	6,600	87,049
Toyo Tire Corp	4,300	100,881
Yokohama Rubber Co Ltd/The	5,100	195,678
		4,688,442
Automobiles - 0.9%
Honda Motor Co Ltd (e)	142,000	1,149,287
Isuzu Motors Ltd	19,400	279,375
Mazda Motor Corp (e)	21,000	143,636
Mitsubishi Motors Corp	24,400	48,994
Nissan Motor Co Ltd (d)	82,900	179,675
Subaru Corp	20,200	325,450
Suzuki Motor Corp	68,600	836,147
Toyota Motor Corp	413,800	8,601,805
Yamaha Motor Co Ltd (e)	35,600	257,189
		11,821,558
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	12,200	224,790
J Front Retailing Co Ltd	9,500	146,482
Pan Pacific International Holdings Corp	93,200	568,545
Rakuten Group Inc (d)	53,000	247,751
Ryohin Keikaku Co Ltd	19,600	418,256
Takashimaya Co Ltd	11,000	131,949
		1,737,773
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	4,100	244,597
McDonald's Holdings Co Japan Ltd (e)	3,000	156,797
Oriental Land Co Ltd/Japan	42,100	716,534
Skylark Holdings Co Ltd	7,900	170,298
Zensho Holdings Co Ltd	3,300	192,663
		1,480,889
Household Durables - 0.6%
Casio Computer Co Ltd	7,500	67,337
Haseko Corp	7,100	131,165
Iida Group Holdings Co Ltd	5,800	89,228
Nikon Corp	10,800	131,892
Open House Group Co Ltd	2,000	128,183
Panasonic Holdings Corp	85,700	1,437,306
Rinnai Corp	3,900	91,135
Sekisui House Ltd	23,100	517,603
Sharp Corp/Japan (d)	9,700	36,009
Sony Group Corp	214,800	4,477,020
Sumitomo Forestry Co Ltd	21,600	196,531
		7,303,409
Leisure Products - 0.1%
Bandai Namco Holdings Inc	22,700	560,019
Sankyo Co Ltd	7,100	87,824
Sega Sammy Holdings Inc	5,400	83,137
Shimano Inc	2,800	292,328
Yamaha Corp	15,800	111,857
		1,135,165
Specialty Retail - 0.3%
Fast Retailing Co Ltd	7,300	2,884,277
Nitori Holdings Co Ltd (e)	15,200	241,490
Sanrio Co Ltd	37,000	230,038
Shimamura Co Ltd	5,000	104,683
USS Co Ltd	14,400	151,471
Yamada Holdings Co Ltd	20,500	68,039
ZOZO Inc	14,800	103,643
		3,783,641
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	25,700	690,948
Goldwin Inc	4,300	61,067
		752,015
TOTAL CONSUMER DISCRETIONARY		32,702,892
Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd (e)	53,100	530,184
Coca-Cola Bottlers Japan Holdings Inc	5,100	115,688
Kirin Holdings Co Ltd	28,400	451,736
Sapporo Holdings Ltd	13,700	147,735
Suntory Beverage & Food Ltd	4,400	124,256
		1,369,599
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	97,200	1,162,118
Cosmos Pharmaceutical Corp	1,600	68,839
Kobe Bussan Co Ltd	5,200	112,523
MatsukiyoCocokara & Co	13,300	213,804
Seven & i Holdings Co Ltd	83,700	1,125,736
Sugi Holdings Co Ltd	4,000	88,080
Sundrug Co Ltd	2,400	59,348
Tsuruha Holdings Inc (e)	10,200	160,057
		2,990,505
Food Products - 0.2%
Ajinomoto Co Inc	32,300	913,161
Calbee Inc	3,700	72,037
Ezaki Glico Co Ltd	1,900	70,733
Kagome Co Ltd	3,100	55,019
Kewpie Corp	4,100	104,227
Kikkoman Corp (e)	33,900	307,770
MEIJI Holdings Co Ltd	9,300	226,805
NH Foods Ltd	3,490	154,990
Nichirei Corp	9,000	114,034
Nisshin Seifun Group Inc	8,700	115,280
Nissin Foods Holdings Co Ltd (e)	8,200	155,634
Toyo Suisan Kaisha Ltd	3,500	246,140
Yakult Honsha Co Ltd (e)	10,200	170,680
Yamazaki Baking Co Ltd	5,400	120,707
		2,827,217
Household Products - 0.0%
Lion Corp	9,700	101,987
Unicharm Corp	44,900	264,465
		366,452
Personal Care Products - 0.1%
Kao Corp	16,300	636,988
Kobayashi Pharmaceutical Co Ltd	1,900	70,940
Kose Holdings Corp	1,300	48,625
Rohto Pharmaceutical Co Ltd	7,800	119,818
Shiseido Co Ltd	14,000	286,023
		1,162,394
Tobacco - 0.1%
Japan Tobacco Inc	38,400	1,473,173
TOTAL CONSUMER STAPLES		10,189,340
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	4,500	127,303
ENEOS Holdings Inc	94,600	852,359
Idemitsu Kosan Co Ltd	30,235	296,833
Inpex Corp	32,100	949,502
Iwatani Corp	7,300	93,913
TOTAL ENERGY		2,319,910
Financials - 2.6%
Banks - 1.6%
Aozora Bank Ltd	4,800	76,906
Chiba Bank Ltd/The	24,800	321,025
Fukuoka Financial Group Inc	6,700	256,580
Gunma Bank Ltd/The	12,700	169,253
Hachijuni Nagano Bank Ltd	15,900	199,911
Iyogin Holdings Inc	10,200	188,446
Japan Post Bank Co Ltd	62,500	1,019,389
Kyoto Financial Group Inc	10,500	276,660
Kyushu Financial Group Inc	14,700	108,267
Mebuki Financial Group Inc	33,100	258,142
Mitsubishi UFJ Financial Group Inc	421,500	7,137,654
Mizuho Financial Group Inc	86,930	3,519,254
Rakuten Bank Ltd (d)	3,100	113,335
Resona Holdings Inc	80,600	919,464
Shizuoka Financial Group Inc	16,800	278,957
Sumitomo Mitsui Financial Group Inc	134,700	4,428,980
Sumitomo Mitsui Trust Group Inc	24,600	783,673
Yamaguchi Financial Group Inc	7,300	114,330
Yokohama Financial Group Inc	40,000	357,048
		20,527,274
Capital Markets - 0.2%
Daiwa Securities Group Inc	48,800	462,399
Japan Exchange Group Inc	36,000	420,407
Nomura Holdings Inc	102,800	809,452
SBI Holdings Inc	18,900	349,959
		2,042,217
Consumer Finance - 0.0%
Credit Saison Co Ltd	5,200	135,926
Marui Group Co Ltd	6,399	124,024
		259,950
Financial Services - 0.2%
GMO Payment Gateway Inc	1,600	83,622
Mitsubishi HC Capital Inc	33,800	303,290
ORIX Corp	40,600	1,204,657
Sony Financial Group Inc (e)	199,800	183,028
Tokyo Century Corp	6,300	81,550
Zenkoku Hosho Co Ltd	3,400	67,649
		1,923,796
Insurance - 0.6%
Daiichi Life Group Inc	129,300	1,192,404
Japan Post Holdings Co Ltd	60,200	695,097
Japan Post Insurance Co Ltd	18,600	187,592
MS&AD Insurance Group Holdings Inc (e)	45,500	1,187,349
Sompo Holdings Inc	32,600	1,269,061
T&D Holdings Inc	17,700	453,377
Tokio Marine Holdings Inc	67,500	3,168,516
		8,153,396
TOTAL FINANCIALS		32,906,633
Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	8,400	179,374
Hoya Corp	12,000	2,080,325
Nihon Kohden Corp	6,100	57,240
Olympus Corp	39,800	379,188
Sysmex Corp (e)	16,700	145,639
Terumo Corp	51,740	695,114
		3,536,880
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	6,100	98,513
Medipal Holdings Corp	7,200	135,197
Suzuken Co Ltd/Aichi Japan	2,100	79,459
		313,169
Health Care Technology - 0.0%
M3 Inc (e)	14,900	152,939
Pharmaceuticals - 0.7%
Astellas Pharma Inc	63,200	1,030,275
Chugai Pharmaceutical Co Ltd	22,300	1,229,811
Daiichi Sankyo Co Ltd (e)	66,200	1,184,362
Eisai Co Ltd	10,200	319,330
Hisamitsu Pharmaceutical Co Inc	2,300	87,588
Kyowa Kirin Co Ltd	8,200	134,202
Nippon Shinyaku Co Ltd	2,100	69,082
Ono Pharmaceutical Co Ltd	16,400	263,220
Otsuka Holdings Co Ltd	18,000	1,277,476
Santen Pharmaceutical Co Ltd	12,000	135,683
Shionogi & Co Ltd	28,000	619,386
Takeda Pharmaceutical Co Ltd (e)	55,538	2,045,348
Tsumura & Co	2,300	54,668
		8,450,431
TOTAL HEALTH CARE		12,453,419
Industrials - 4.3%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	8,200	185,327
Sankyu Inc	1,800	100,624
SG Holdings Co Ltd	16,300	152,782
Yamato Holdings Co Ltd	10,100	112,632
		551,365
Building Products - 0.2%
AGC Inc	7,600	269,249
Daikin Industries Ltd	10,200	1,223,460
Lixil Corp (e)	10,000	103,263
Sanwa Holdings Corp	7,700	175,115
TOTO Ltd	5,200	171,919
		1,943,006
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	12,600	100,281
Dai Nippon Printing Co Ltd	15,200	276,944
Kokuyo Co Ltd	13,900	75,391
Park24 Co Ltd	4,700	57,335
Secom Co Ltd	14,300	544,699
TOPPAN Holdings Inc	9,400	247,922
		1,302,572
Construction & Engineering - 0.2%
COMSYS Holdings Corp	4,000	127,855
EXEO Group Inc	6,800	116,882
JGC Holdings Corp	8,400	123,548
Kajima Corp	15,700	598,934
Kinden Corp	4,100	184,453
Obayashi Corp	23,000	557,071
Shimizu Corp	19,000	340,881
Taisei Corp	5,800	600,890
		2,650,514
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	5,200	364,271
Fujikura Ltd	57,600	1,584,117
Mabuchi Motor Co Ltd	7,300	73,543
Mitsubishi Electric Corp	73,800	2,413,783
NIDEC CORP	36,700	466,025
		4,901,739
Ground Transportation - 0.3%
Central Japan Railway Co	33,800	878,840
East Japan Railway Co	39,600	905,711
Hankyu Hanshin Holdings Inc	8,300	239,995
Keikyu Corp	8,800	85,319
Keio Corp	19,500	95,684
Keisei Electric Railway Co Ltd	17,000	127,193
Kintetsu Group Holdings Co Ltd	6,700	137,312
Kyushu Railway Co	5,400	128,748
Nagoya Railroad Co Ltd	6,800	74,289
Nankai Electric Railway Co Ltd	4,000	77,837
Odakyu Electric Railway Co Ltd	12,100	126,152
Seibu Holdings Inc	9,200	257,037
Seino Holdings Co Ltd	4,400	67,778
Tobu Railway Co Ltd	7,000	126,479
Tokyo Metro Co Ltd	9,500	97,418
Tokyu Corp	19,900	234,901
West Japan Railway Co	15,900	314,828
		3,975,521
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	800	203,529
Hitachi Ltd	160,000	4,693,679
Keihan Holdings Co Ltd	3,500	71,522
Sekisui Chemical Co Ltd	14,100	236,720
		5,205,450
Machinery - 1.0%
Amada Co Ltd	11,500	162,190
Daifuku Co Ltd	13,300	469,611
DMG Mori Co Ltd	4,600	71,061
Ebara Corp	14,700	416,130
FANUC Corp	32,300	1,125,879
Hitachi Construction Machinery Co Ltd	4,100	140,783
Hoshizaki Corp	3,800	122,330
IHI Corp	37,800	779,928
Japan Steel Works Ltd/The	2,600	143,218
Kawasaki Heavy Industries Ltd (e)	29,500	554,811
Komatsu Ltd	33,200	1,322,043
Kubota Corp (e)	35,400	567,292
Kurita Water Industries Ltd	3,700	177,013
Makita Corp	9,800	322,090
MINEBEA MITSUMI Inc	14,000	232,471
MISUMI Group Inc	10,000	171,418
Mitsubishi Heavy Industries Ltd	117,800	3,236,751
Miura Co Ltd	3,900	78,228
Nabtesco Corp	4,200	105,465
NGK Corp	8,700	224,222
NSK Ltd	16,000	113,384
SMC Corp	2,080	818,060
Sumitomo Heavy Industries Ltd	4,300	131,511
THK Co Ltd	3,900	115,300
Yaskawa Electric Corp	9,300	245,629
		11,846,818
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (e)	22,300	376,661
Mitsui OSK Lines Ltd (e)	12,700	527,822
Nippon Yusen KK	15,200	558,369
		1,462,852
Passenger Airlines - 0.0%
ANA Holdings Inc (e)	5,500	98,501
Japan Airlines Co Ltd	5,000	81,631
		180,132
Professional Services - 0.2%
BayCurrent Inc	4,700	136,048
Persol Holdings Co Ltd	62,700	92,527
Recruit Holdings Co Ltd	54,600	2,378,920
		2,607,495
Trading Companies & Distributors - 1.4%
ITOCHU Corp	246,300	3,133,057
Marubeni Corp	58,000	2,121,753
Mitsubishi Corp (e)	140,700	4,826,850
Mitsui & Co Ltd (e)	101,500	3,923,246
MonotaRO Co Ltd	8,600	93,219
Nagase & Co Ltd	14,400	107,087
Sojitz Corp	7,380	292,225
Sumitomo Corp	42,300	1,582,827
Toyota Tsusho Corp	24,900	965,044
		17,045,308
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	3,200	105,943
Kamigumi Co Ltd	3,200	110,627
Mitsubishi Logistics Corp	11,300	95,411
		311,981
TOTAL INDUSTRIALS		53,984,753
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	5,700	77,309
Azbil Corp	16,500	144,170
Dexerials Corp	6,200	86,369
Hamamatsu Photonics KK	10,200	118,666
Hirose Electric Co Ltd	1,100	144,006
Horiba Ltd	1,500	175,434
Ibiden Co Ltd (e)	9,800	490,397
Jeol Ltd	1,800	67,042
Keyence Corp	7,000	2,491,352
Kyocera Corp	49,100	752,877
Murata Manufacturing Co Ltd	64,500	1,447,201
Omron Corp	6,800	195,630
Shimadzu Corp	9,400	223,371
Taiyo Yuden Co Ltd	4,600	113,440
TDK Corp	67,920	882,300
Yokogawa Electric Corp	8,500	262,682
		7,672,246
IT Services - 0.3%
BIPROGY Inc	2,700	79,474
Fujitsu Ltd	60,800	1,243,400
NEC Corp	47,700	1,186,924
Nomura Research Institute Ltd	15,200	415,988
Obic Co Ltd	11,500	281,913
Otsuka Corp	8,000	153,158
TIS Inc	7,100	151,808
		3,512,665
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	26,800	3,698,579
Disco Corp	3,343	1,362,551
Lasertec Corp	2,800	623,206
Renesas Electronics Corp	65,400	935,039
Rohm Co Ltd	12,000	239,094
SCREEN Holdings Co Ltd (e)	6,600	393,205
Socionext Inc	6,400	79,463
SUMCO Corp	12,200	134,795
Tokyo Electron Ltd	16,500	4,099,441
Tokyo Seimitsu Co Ltd	1,400	124,488
Ulvac Inc	1,600	86,200
		11,776,061
Software - 0.0%
Oracle Corp Japan	1,200	65,332
Trend Micro Inc/Japan (e)	4,400	146,681
		212,013
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	9,000	166,617
Canon Inc	31,700	879,591
FUJIFILM Holdings Corp	43,400	827,015
Konica Minolta Inc	17,900	60,058
Ricoh Co Ltd (e)	19,900	168,225
Seiko Epson Corp	10,900	134,759
		2,236,265
TOTAL INFORMATION TECHNOLOGY		25,409,250
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	3,600	84,126
Air Water Inc	8,000	108,363
Asahi Kasei Corp	47,700	466,720
Daicel Corp	8,300	65,756
DIC Corp	2,900	68,055
Kaneka Corp	2,300	70,401
Kansai Paint Co Ltd	5,400	80,954
Kuraray Co Ltd	11,300	119,136
Mitsubishi Chemical Group Corp	47,900	280,030
Mitsubishi Gas Chemical Co Inc	6,800	159,551
Mitsui Chemicals Inc	13,100	158,248
Nippon Paint Holdings Co Ltd	37,300	233,891
Nippon Sanso Holdings Corp	7,400	262,392
Nissan Chemical Corp (e)	4,700	182,765
Nitto Denko Corp	23,700	474,100
NOF Corp	8,300	165,683
Resonac Holdings Corp (e)	6,500	423,045
Shin-Etsu Chemical Co Ltd	69,300	2,821,814
Sumitomo Chemical Co Ltd	58,000	187,663
Teijin Ltd	6,600	69,485
Tokyo Ohka Kogyo Co Ltd	4,200	205,528
Toray Industries Inc	57,000	405,990
Tosoh Corp	11,400	169,460
Zeon Corp (e)	6,900	78,634
		7,341,790
Construction Materials - 0.0%
Taiheiyo Cement Corp	3,900	87,879
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	4,100	93,285
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	2,000	114,506
JFE Holdings Inc (e)	22,300	261,072
JX Advanced Metals Corp	18,800	416,680
Kobe Steel Ltd	13,800	167,479
Maruichi Steel Tube Ltd	7,400	67,550
Mitsubishi Materials Corp	4,600	144,958
Nippon Steel Corp (e)	187,600	691,784
Sumitomo Metal Mining Co Ltd	9,500	552,930
Yamato Kogyo Co Ltd	1,500	116,187
		2,533,146
Paper & Forest Products - 0.0%
Oji Holdings Corp	31,200	168,794
TOTAL MATERIALS		10,224,894
Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	73	64,709
Daiwa House REIT Investment Corp	160	126,289
KDX Realty Investment Corp	141	143,501
Nomura Real Estate Master Fund Inc	151	149,110
Sekisui House Reit Inc	149	84,511
United Urban Investment Corp	107	115,290
		683,410
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	267	100,459
Japan Hotel REIT Investment Corp	179	84,955
		185,414
Industrial REITs - 0.0%
GLP J-REIT	168	137,554
Industrial & Infrastructure Fund Investment Corp	88	78,602
Japan Logistics Fund Inc	94	56,745
LaSalle Logiport REIT	61	57,249
Mitsui Fudosan Logistics Park Inc	113	80,642
		410,792
Office REITs - 0.1%
Japan Prime Realty Investment Corp	136	83,364
Japan Real Estate Investment Corp	249	183,340
Nippon Building Fund Inc	302	253,583
Orix JREIT Inc	193	117,635
		637,922
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	10,700	250,746
Daiwa House Industry Co Ltd	21,200	665,107
Hulic Co Ltd	23,600	275,095
Mitsubishi Estate Co Ltd	43,700	1,212,957
Mitsui Fudosan Co Ltd	97,200	1,036,195
Nomura Real Estate Holdings Inc	18,600	120,598
Sumitomo Realty & Development Co Ltd	32,700	927,889
Tokyo Tatemono Co Ltd	7,300	168,414
Tokyu Fudosan Holdings Corp	20,600	175,822
		4,832,823
Residential REITs - 0.0%
Advance Residence Investment Corp	99	101,168
Mitsui Fudosan Accommodations Fund Inc	87	73,508
		174,676
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	251	176,753
TOTAL REAL ESTATE		7,101,790
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	26,500	436,903
Chugoku Electric Power Co Inc/The	10,900	69,499
Kansai Electric Power Co Inc/The	35,800	595,214
Kyushu Electric Power Co Inc	16,600	192,420
Tohoku Electric Power Co Inc	17,530	131,472
Tokyo Electric Power Co Holdings Inc (d)	26,900	110,844
		1,536,352
Gas Utilities - 0.1%
Osaka Gas Co Ltd	13,900	563,013
Toho Gas Co Ltd	12,400	98,672
Tokyo Gas Co Ltd	11,100	522,766
		1,184,451
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	5,896	162,382
TOTAL UTILITIES		2,883,185
TOTAL JAPAN		201,975,723
KOREA (SOUTH) - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,285	77,135
Entertainment - 0.0%
HYBE Co Ltd	768	158,518
JYP Entertainment Corp	932	39,151
Krafton Inc	1,026	178,581
NCSoft Corp	499	76,728
Netmarble Corp (b)(c)	921	30,876
Pearl Abyss Corp (d)	1,212	57,647
SM Entertainment Co Ltd	398	24,287
		565,788
Interactive Media & Services - 0.1%
Kakao Corp	10,658	335,001
NAVER Corp	4,930	683,379
		1,018,380
Media - 0.0%
Cheil Worldwide Inc	2,473	31,626
TOTAL COMMUNICATION SERVICES		1,692,929
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	2,537	95,082
HL Mando Co Ltd	1,178	40,443
Hyundai Mobis Co Ltd	2,084	547,462
		682,987
Automobiles - 0.2%
Hyundai Motor Co	4,716	1,479,148
Kia Corp	8,528	857,241
		2,336,389
Broadline Retail - 0.0%
Shinsegae Inc	219	45,853
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	7,603	141,273
Hanjin Kal Corp	965	73,117
Kangwon Land Inc	4,234	48,638
		263,028
Household Durables - 0.0%
Coway Co Ltd (d)	1,828	90,156
LG Electronics Inc	3,640	268,684
		358,840
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	1,136	33,879
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	1,274	35,865
Youngone Corp	708	38,413
		74,278
TOTAL CONSUMER DISCRETIONARY		3,795,254
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	630	41,585
Food Products - 0.0%
CJ CheilJedang Corp	277	40,971
NongShim Co Ltd	107	26,678
Orion Corp/Republic of Korea	760	66,951
Samyang Foods Co Ltd	147	121,332
		255,932
Personal Care Products - 0.0%
Amorepacific Corp	1,055	99,019
Cosmax Inc	294	39,547
LG H&H Co Ltd	311	52,277
		190,843
Tobacco - 0.1%
KT&G Corp	3,474	380,340
TOTAL CONSUMER STAPLES		868,700
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,573	268,591
S-Oil Corp (d)	1,455	101,579
SK Innovation Co Ltd	2,478	185,148
TOTAL ENERGY		555,318
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	10,208	126,044
Hana Financial Group Inc	9,720	721,402
iM Financial Group Co Ltd	5,129	58,787
Industrial Bank of Korea	9,165	134,784
JB Financial Group Co Ltd	3,832	80,057
KakaoBank Corp	12,150	201,563
KB Financial Group Inc	12,390	1,238,381
Shinhan Financial Group Co Ltd	16,108	977,462
Woori Financial Group Inc	23,586	526,422
		4,064,902
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	481	138,539
Korea Investment Holdings Co Ltd	1,422	201,984
Mirae Asset Securities Co Ltd	7,024	303,076
NH Investment & Securities Co Ltd	5,231	108,344
Samsung Securities Co Ltd	2,185	140,621
		892,564
Consumer Finance - 0.0%
Samsung Card Co Ltd	817	29,598
Financial Services - 0.0%
Meritz Financial Group Inc (d)	2,629	202,972
Insurance - 0.1%
DB Insurance Co Ltd	1,533	175,064
Hyundai Marine & Fire Insurance Co Ltd (d)	2,035	41,937
Samsung Fire & Marine Insurance Co Ltd	1,157	352,840
Samsung Life Insurance Co Ltd	3,703	543,607
		1,113,448
TOTAL FINANCIALS		6,303,484
Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc	1,495	345,236
Celltrion Inc	5,484	746,628
Hugel Inc (d)	175	28,715
PharmaResearch Co Ltd	213	43,999
Samsung Episholdings Co Ltd	223	77,094
SK Bioscience Co Ltd (d)	943	27,231
		1,268,903
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)	4,236	144,198
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	893	22,930
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (d)	873	116,310
Peptron Inc (d)	750	153,926
Samsung Biologics Co Ltd (b)(c)(d)	420	438,246
		708,482
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	695	26,419
Hanall Biopharma Co Ltd (d)	1,180	45,659
Hanmi Pharm Co Ltd	227	82,517
Sam Chun Dang Pharm Co Ltd	508	295,264
SK Biopharmaceuticals Co Ltd (d)	976	62,600
Yuhan Corp	2,117	137,788
		650,247
TOTAL HEALTH CARE		2,794,760
Industrials - 0.9%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	1,153	1,000,993
Hanwha Systems Co Ltd	2,574	205,200
Korea Aerospace Industries Ltd	2,520	290,039
LIG Nex1 Co Ltd	469	197,041
		1,693,273
Air Freight & Logistics - 0.0%
CJ Logistics Corp	294	20,931
Hyundai Glovis Co Ltd	1,546	223,560
		244,491
Commercial Services & Supplies - 0.0%
S-1 Corp	611	35,910
Construction & Engineering - 0.0%
DL E&C Co Ltd	1,017	45,640
GS Engineering & Construction Corp	2,355	40,430
Hyundai Engineering & Construction Co Ltd	2,530	251,480
KEPCO Engineering & Construction Co Inc	666	70,032
Samsung E&A Co Ltd	5,546	138,699
		546,281
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (d)	15,663	1,002,072
Ecopro BM Co Ltd	1,845	246,100
Ecopro Co Ltd	3,699	363,591
HD Hyundai Electric Co Ltd	794	458,107
Hyosung Heavy Industries Corp	182	312,891
L&F Co Ltd (d)	1,029	102,932
LG Energy Solution Ltd (d)	1,471	409,718
LS Corp	594	108,086
LS Electric Co Ltd	535	272,260
POSCO Future M Co Ltd	1,242	174,682
Shinsung Delta Tech Co Ltd	555	20,795
Taihan Cable & Solution Co Ltd (d)	3,752	70,382
		3,541,616
Industrial Conglomerates - 0.2%
CJ Corp	467	61,190
Doosan Co Ltd	243	179,670
GS Holdings Corp	1,520	66,886
Hanwha Corp	956	72,500
LG Corp	3,122	179,728
Samsung C&T Corp	3,088	551,007
SK Inc	1,267	265,209
SK Square Co Ltd (d)	3,102	1,039,856
		2,416,046
Machinery - 0.2%
Doosan Bobcat Inc	1,771	70,434
Hanwha Ocean Co Ltd (d)	4,602	385,690
HD Hyundai Heavy Industries Co Ltd	1,136	370,480
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,607	379,201
Hyundai Elevator Co Ltd	702	40,369
Hyundai Rotem Co Ltd	2,516	294,984
Rainbow Robotics (d)	250	91,453
Samsung Heavy Industries Co Ltd (d)	25,205	430,019
		2,062,630
Marine Transportation - 0.0%
HMM Co Ltd	10,858	144,845
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	6,491	106,604
Trading Companies & Distributors - 0.0%
Posco International Corp	1,578	75,836
TOTAL INDUSTRIALS		10,867,532
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	363	31,463
Hanwha Vision Co Ltd (d)	1,185	59,541
IsuPetasys Co Ltd	1,874	132,216
LG Display Co Ltd (d)	11,134	83,236
LG Innotek Co Ltd	485	99,602
Samsung Electro-Mechanics Co Ltd	1,931	563,278
Samsung SDI Co Ltd (d)	2,139	603,429
		1,572,765
IT Services - 0.0%
Posco DX Co Ltd	1,747	35,394
Samsung SDS Co Ltd	1,379	142,251
		177,645
Semiconductors & Semiconductor Equipment - 1.0%
DB HiTek Co Ltd	1,080	57,415
Eo Technics Co Ltd	299	80,519
Hanmi Semiconductor Co Ltd	1,499	263,690
HPSP Co Ltd	1,511	43,435
LEENO Industrial Inc	1,497	99,323
SK Hynix Inc	19,072	11,016,937
		11,561,319
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd	173,635	20,676,726
TOTAL INFORMATION TECHNOLOGY		33,988,455
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	1,166	35,835
Enchem Co Ltd (d)	613	16,605
Hansol Chemical Co Ltd	335	58,501
Hanwha Solutions Corp (d)	3,709	96,931
KCC Corp	134	45,174
Kumho Petrochemical Co Ltd	508	41,283
LG Chem Ltd	1,586	330,054
Lotte Chemical Corp	669	36,968
OCI Holdings Co Ltd	510	64,890
SKC Co Ltd (d)	632	40,189
		766,430
Metals & Mining - 0.1%
Hyundai Steel Co	2,882	67,389
Korea Zinc Co Ltd	392	389,380
POSCO Holdings Inc	2,628	602,455
		1,059,224
TOTAL MATERIALS		1,825,654
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	8,970	259,643
TOTAL KOREA (SOUTH)		62,951,729
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	86,026	158,432
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	55,661	52,873
Boubyan Bank KSCP	61,401	135,896
Gulf Bank KSCP	84,207	89,512
Kuwait Finance House KSCP	425,648	1,107,098
National Bank of Kuwait SAKP	305,093	903,943
TOTAL FINANCIALS		2,289,322
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	159,898	60,071
Agility Public Warehousing Co KSCC	55,208	22,476
		82,547
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	80,606	59,640
TOTAL INDUSTRIALS		142,187
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	22,225	65,203
TOTAL KUWAIT		2,655,144
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	11,514	82,727
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,075	297,349
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,513	60,431
ArcelorMittal SA	14,894	772,425
TOTAL MATERIALS		832,856
TOTAL LUXEMBOURG		1,212,932
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	72,000	325,432
Sands China Ltd	76,400	162,834

TOTAL MACAU		488,266
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	84,539	148,420
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	146,499	80,329
CELCOMDIGI BHD	117,500	86,237
Maxis Bhd	81,600	72,723
		239,289
TOTAL COMMUNICATION SERVICES		387,709
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	72,600	40,253
Genting Malaysia Bhd	47,200	20,833
		61,086
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	165,200	62,758
Petronas Dagangan Bhd	12,700	68,674
		131,432
TOTAL CONSUMER DISCRETIONARY		192,518
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	112,100	117,353
Kuala Lumpur Kepong Bhd	20,428	109,028
Nestle Malaysia Bhd	2,200	54,085
PPB Group Bhd	24,800	73,895
QL Resources Bhd	59,650	54,711
SD Guthrie Bhd	130,576	195,614
United Plantations BHD	10,800	90,863
TOTAL CONSUMER STAPLES		695,549
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	161,900	86,938
Yinson Holdings BHD	85,500	47,719
TOTAL ENERGY		134,657
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	102,000	166,781
CIMB Group Holdings Bhd	293,471	550,498
Hong Leong Bank Bhd	27,200	147,826
Malayan Banking Bhd	265,858	748,306
Public Bank Bhd	528,800	613,986
RHB Bank Bhd	70,139	146,724
TOTAL FINANCIALS		2,374,121
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	108,200	240,903
Kpj Healthcare Bhd	90,600	77,014
Sunway Healthcare Holdings bhd	500	252
TOTAL HEALTH CARE		318,169
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	204,675	190,056
IJM Corp Bhd	107,700	58,554
		248,610
Industrial Conglomerates - 0.0%
Sime Darby Bhd	125,900	70,812
Sunway Bhd	94,900	113,680
		184,492
Marine Transportation - 0.0%
MISC Bhd	46,400	97,365
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	41,504	60,870
TOTAL INDUSTRIALS		591,337
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	118,700	38,598
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	100,700	151,388
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	129,500	257,528
TOTAL MATERIALS		408,916
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	99,800	343,741
Gas Utilities - 0.0%
Petronas Gas Bhd	33,900	150,663
Multi-Utilities - 0.0%
YTL Corp Bhd	189,800	80,102
YTL Corp Bhd warrants 6/2/2028 (d)	26,200	2,819
YTL Power International Bhd	95,900	71,663
YTL Power International Bhd warrants 6/2/2028 (d)	13,200	2,638
		157,222
TOTAL UTILITIES		651,626
TOTAL MALAYSIA		5,793,200
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	631,900	803,140
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	17,200	198,381
Coca-Cola Femsa SAB de CV unit	18,300	178,375
Fomento Economico Mexicano SAB de CV unit	59,300	654,738
		1,031,494
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	169,600	550,729
Food Products - 0.0%
Gruma SAB de CV Series B	5,480	100,485
Grupo Bimbo SAB de CV (e)	48,100	161,291
Sigma Foods SAB de CV	128,099	127,935
		389,711
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	48,100	113,870
TOTAL CONSUMER STAPLES		2,085,804
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	25,400	78,795
Grupo Financiero Banorte SAB de CV	84,500	937,171
Grupo Financiero Inbursa SAB de CV Series O	61,300	154,421
		1,170,387
Insurance - 0.0%
Qualitas Controladora SAB de CV	7,100	68,148
TOTAL FINANCIALS		1,238,535
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	18,900	141,958
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	9,400	134,735
Grupo Aeroportuario del Pacifico SAB de CV Series B	14,250	351,539
Grupo Aeroportuario del Sureste SAB de CV Series B	6,000	202,202
Promotora y Operadora de Infraestructura SAB de CV	6,185	100,010
		788,486
TOTAL INDUSTRIALS		930,444
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	528,900	606,422
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	108,800	1,165,034
Industrias Penoles SAB de CV (d)	6,530	290,233
		1,455,267
TOTAL MATERIALS		2,061,689
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	95,900	156,079
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (e)	37,898	165,501
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	30,800	103,125
TOTAL REAL ESTATE		424,705
TOTAL MEXICO		7,544,317
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	135,840	757,122
Entertainment - 0.0%
Universal Music Group NV	36,508	708,650
TOTAL COMMUNICATION SERVICES		1,465,772
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	3,915	278,616
Heineken NV	9,649	742,185
		1,020,801
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	31,329	1,462,467
Food Products - 0.0%
Magnum Ice Cream Co NV/The	17,135	251,895
TOTAL CONSUMER STAPLES		2,735,163
Financials - 0.4%
Banks - 0.2%
ING Groep NV	99,203	2,574,981
Capital Markets - 0.0%
Euronext NV (b)	3,260	523,496
Financial Services - 0.1%
Adyen NV (b)(c)(d)	1,101	1,101,936
EXOR NV	3,260	249,546
		1,351,482
Insurance - 0.1%
ASR Nederland NV	5,473	376,799
NN Group NV	9,393	733,555
		1,110,354
TOTAL FINANCIALS		5,560,313
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	2,136	1,550,179
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	27,331	747,564
TOTAL HEALTH CARE		2,297,743
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	8,120	606,469
Trading Companies & Distributors - 0.0%
IMCD NV	2,063	215,884
TOTAL INDUSTRIALS		822,353
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	1,622	1,229,399
ASML Holding NV	13,559	18,030,171
BE Semiconductor Industries NV	2,583	553,263
TOTAL INFORMATION TECHNOLOGY		19,812,833
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,983	343,934
TOTAL NETHERLANDS		33,038,111
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	65,791	78,413
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	34,867	235,105
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	20,528	445,119
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	36,798	62,752
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	59,241	271,490
TOTAL INDUSTRIALS		334,242
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)	5,783	305,631
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	32,261	171,545
Mercury NZ Ltd	24,059	86,501
		258,046
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	45,217	144,744
TOTAL UTILITIES		402,790
TOTAL NEW ZEALAND		1,801,300
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	21,973	387,683
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	6,499	160,887
TOTAL COMMUNICATION SERVICES		548,570
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	5,731	54,160
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	9,677	49,475
Mowi ASA	15,655	356,054
Orkla ASA	26,255	330,410
Salmar ASA	2,602	152,342
TOTAL CONSUMER STAPLES		888,281
Energy - 0.2%
Energy Equipment & Services - 0.0%
TGS ASA	6,794	92,010
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,605	392,056
BLUENORD ASA	843	49,266
Equinor ASA	29,479	1,255,935
Frontline PLC (Norway)	4,981	175,010
Var Energi ASA	32,324	166,413
		2,038,680
TOTAL ENERGY		2,130,690
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	29,396	919,762
SpareBank 1 SMN	4,403	94,128
SpareBank 1 Sor-Norge ASA	7,186	157,019
		1,170,909
Insurance - 0.0%
Gjensidige Forsikring ASA	6,623	173,249
Protector Forsikring ASA	2,072	100,695
Storebrand ASA A Shares	15,225	274,808
		548,752
TOTAL FINANCIALS		1,719,661
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,363	655,682
Industrial Conglomerates - 0.0%
Aker ASA A Shares	828	91,605
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	35,833	35,461
TOMRA Systems ASA	7,751	93,447
		128,908
TOTAL INDUSTRIALS		876,195
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	6,387	102,373
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	45,601	486,034
TOTAL NORWAY		6,805,964
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,376	805,892
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	8,365	301,474
TOTAL PERU		1,107,366
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	3,075	65,976
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	22,180	65,043
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	73,739	124,059
BDO Unibank Inc	74,466	140,384
Metropolitan Bank & Trust Co	62,436	65,577
TOTAL FINANCIALS		330,020
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	8,620	72,206
SM Investments Corp	17,060	174,886
TOTAL INDUSTRIALS		247,092
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	206,000	55,197
SM Prime Holdings Inc	382,300	129,526
TOTAL REAL ESTATE		184,723
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	10,300	107,113
TOTAL PHILIPPINES		999,967
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	2,446	157,375
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	27,055	194,200
Specialty Retail - 0.0%
Modivo SA (d)	1,843	47,052
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	45	272,855
TOTAL CONSUMER DISCRETIONARY		514,107
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	16,807	151,894
Zabka Group SA (d)	14,577	87,238
TOTAL CONSUMER STAPLES		239,132
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	20,287	735,085
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	3,102	92,924
Bank Millennium SA (d)	21,240	94,136
Bank Polska Kasa Opieki SA	6,147	364,235
mBank SA (d)	461	134,124
Powszechna Kasa Oszczednosci Bank Polski SA	30,140	712,931
Santander Bank Polska SA	1,357	215,156
		1,613,506
Consumer Finance - 0.0%
KRUK SA	607	73,955
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	19,909	346,556
TOTAL FINANCIALS		2,034,017
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	9,081	160,770
Construction & Engineering - 0.0%
Budimex SA	440	79,107
TOTAL INDUSTRIALS		239,877
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	1,775	81,780
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	340	90,471
KGHM Polska Miedz SA (d)	4,754	347,327
TOTAL MATERIALS		437,798
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	29,739	84,941
TOTAL POLAND		4,524,112
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,665	231,103
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,574	349,450
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	317,333	309,072
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	105,206	556,719
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	11,952	51,794
TOTAL UTILITIES		608,513
TOTAL PORTUGAL		1,498,138
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	32,372	110,426
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	20,348	80,922
Qatar Gas Transport Co Ltd	94,676	108,978
TOTAL ENERGY		189,900
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	210,819	126,457
Commercial Bank PSQC/The	110,692	129,693
Qatar International Islamic Bank QSC	41,243	125,959
Qatar Islamic Bank QPSC	58,598	364,528
Qatar National Bank QPSC	154,836	724,638
TOTAL FINANCIALS		1,471,275
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	65,505	191,424
Marine Transportation - 0.0%
Qatar Navigation QSC	33,637	94,231
TOTAL INDUSTRIALS		285,655
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	186,727	55,900
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	73,314	46,715
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	17,639	69,568
TOTAL QATAR		2,229,439
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	21,889	178,101
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	183,050	0
LUKOIL PJSC (d)(f)	5,452	0
Novatek PJSC (d)(f)	14,792	0
Surgutneftegas PAO (d)(f)	146,500	0
Tatneft PJSC (d)(f)	23,930	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	37,350	0
GMK Norilskiy Nickel PAO (d)(f)	91,700	0
Polyus PJSC (d)(f)	4,940	0
Severstal PAO (d)(f)	2,873	0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	66,389	751,887
Media - 0.0%
Saudi Research & Media Group (d)	1,348	31,665
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	13,131	228,496
Mobile Telecommunications Co Saudi Arabia	15,035	46,236
		274,732
TOTAL COMMUNICATION SERVICES		1,058,284
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	876	20,438
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,697	60,371
Jarir Marketing Co	20,357	76,598
		136,969
TOTAL CONSUMER DISCRETIONARY		157,407
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	14,774	24,055
Nahdi Medical Co	1,335	37,390
		61,445
Food Products - 0.0%
Almarai Co JSC	16,724	195,647
Saudia Dairy & Foodstuff Co	558	31,226
Savola Group/The (d)	5,012	35,527
		262,400
TOTAL CONSUMER STAPLES		323,845
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	11,607	55,892
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	68,320	1,940,764
Alinma Bank	42,393	326,030
Bank Al-Jazira	21,149	66,165
Bank AlBilad	25,577	184,708
Banque Saudi Fransi	42,177	222,877
Riyad Bank	50,477	396,542
Saudi Awwal Bank	12,841	127,637
Saudi Investment Bank/The	20,901	73,688
Saudi National Bank/The	102,068	1,137,474
		4,475,885
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,642	61,171
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (d)	1,669	47,011
Bupa Arabia for Cooperative Insurance Co	871	40,850
Co for Cooperative Insurance/The	2,558	87,253
		175,114
TOTAL FINANCIALS		4,712,170
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	2,715	19,317
Dallah Healthcare Co	1,513	53,825
Dr Sulaiman Al Habib Medical Services Group Co	3,549	244,381
Mouwasat Medical Services Co	3,191	61,778
TOTAL HEALTH CARE		379,301
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	1,146	51,000
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	1,445	26,647
Electrical Equipment - 0.0%
Riyadh Cables Group Co	2,000	63,902
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	1,344	54,761
Passenger Airlines - 0.0%
flynas Co SJSC (d)	2,052	27,297
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	3,164	27,099
TOTAL INDUSTRIALS		250,706
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	823	42,898
Elm Co	915	130,693
TOTAL INFORMATION TECHNOLOGY		173,591
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	4,639	31,227
SABIC Agri-Nutrients Co	8,147	314,799
Sahara International Petrochemical Co	12,301	53,038
Saudi Aramco Base Oil Co	1,761	50,119
Saudi Basic Industries Corp	31,399	504,546
Saudi Industrial Investment Group	11,577	40,815
Saudi Kayan Petrochemical Co (d)	25,581	38,106
Yanbu National Petrochemical Co	9,480	90,137
		1,122,787
Construction Materials - 0.0%
Saudi Cement Co	2,694	24,926
Yamama Cement Co	3,300	22,617
		47,543
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	47,620	822,303
TOTAL MATERIALS		1,992,633
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	7,866	35,823
Dar Al Arkan Real Estate Development Co (d)	18,799	90,924
Emaar Economic City (d)	8,688	22,550
Retal Urban Development Co	7,639	27,563
TOTAL REAL ESTATE		176,860
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	27,007	121,843
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	7,941	366,938
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	2,482	20,953
TOTAL UTILITIES		509,734
TOTAL SAUDI ARABIA		9,790,423
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	248,100	955,290
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	12,981	1,074,957
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	198,500	104,761
TOTAL CONSUMER DISCRETIONARY		1,179,718
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	9,869	76,283
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	70,402	3,132,898
Oversea-Chinese Banking Corp Ltd	134,085	2,296,576
United Overseas Bank Ltd	50,100	1,434,151
		6,863,625
Capital Markets - 0.0%
Singapore Exchange Ltd	28,500	434,771
TOTAL FINANCIALS		7,298,396
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	53,400	453,218
Ground Transportation - 0.0%
ComfortDelGro Corp Ltd	75,500	84,896
Grab Holdings Ltd Class A (d)	99,799	365,264
		450,160
Industrial Conglomerates - 0.1%
Keppel Ltd	49,600	456,927
Machinery - 0.0%
Seatrium Ltd	76,284	141,403
Passenger Airlines - 0.0%
Singapore Airlines Ltd	50,150	258,608
Transportation Infrastructure - 0.0%
SATS Ltd	31,823	87,698
TOTAL INDUSTRIALS		1,848,014
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	8,600	103,551
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	22,633	774,048
TOTAL INFORMATION TECHNOLOGY		877,599
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	202,036	362,303
Mapletree Pan Asia Commercial Trust	78,946	81,347
Suntec Real Estate Investment Trust	76,600	87,546
		531,196
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	133,506	257,661
CapitaLand Ascendas REIT rights 4/24/2026 (d)	3,738	348
Frasers Logistics & Commercial Trust (c)	102,600	71,902
Mapletree Industrial Trust	74,770	113,427
Mapletree Logistics Trust	118,955	107,004
		550,342
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	79,820	169,905
UOL Group Ltd	16,300	123,765
		293,670
Specialized REITs - 0.0%
Keppel DC REIT	69,696	118,638
TOTAL REAL ESTATE		1,493,846
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,600	158,911
TOTAL SINGAPORE		13,888,057
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	63,970	746,956
Vodacom Group Ltd	21,013	181,727
TOTAL COMMUNICATION SERVICES		928,683
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	27,369	1,415,717
Woolworths Holdings Ltd/South Africa	34,333	103,566
		1,519,283
Specialty Retail - 0.0%
Foschini Group Ltd	11,759	48,994
Mr Price Group Ltd	8,945	81,709
Pepkor Holdings Ltd (b)(c)	128,301	172,492
		303,195
TOTAL CONSUMER DISCRETIONARY		1,822,478
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	11,771	287,496
Clicks Group Ltd	8,248	142,058
Shoprite Holdings Ltd	16,945	277,879
		707,433
Food Products - 0.0%
Tiger Brands Ltd	5,724	102,566
TOTAL CONSUMER STAPLES		809,999
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	8,308	111,309
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	26,864	386,973
Capitec Bank Holdings Ltd	3,082	757,229
Nedbank Group Ltd	15,981	255,464
Standard Bank Group Ltd	45,995	832,958
		2,232,624
Financial Services - 0.1%
FirstRand Ltd	186,153	952,975
Remgro Ltd	17,550	196,870
		1,149,845
Insurance - 0.0%
Discovery Ltd	21,130	310,563
Old Mutual Ltd	164,058	133,035
OUTsurance Group Ltd	29,702	123,880
Sanlam Ltd	56,932	299,666
		867,144
TOTAL FINANCIALS		4,249,613
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	12,895	100,841
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	11,896	162,212
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (d)	20,673	272,681
Metals & Mining - 0.5%
Anglo American PLC	41,145	1,766,585
Gold Fields Ltd	31,261	1,436,508
Harmony Gold Mining Co Ltd	19,064	291,238
Impala Platinum Holdings Ltd	31,592	449,301
Northam Platinum Holdings Ltd	12,167	248,264
Sibanye Stillwater Ltd	98,894	303,552
Valterra Platinum Ltd	9,267	778,965
		5,274,413
TOTAL MATERIALS		5,547,094
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	119,616	115,906
TOTAL SOUTH AFRICA		13,848,135
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	20,474	658,336
Telefonica SA	138,610	606,493
TOTAL COMMUNICATION SERVICES		1,264,829
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	15,735	899,739
Specialty Retail - 0.2%
Industria de Diseno Textil SA	39,184	2,280,854
TOTAL CONSUMER DISCRETIONARY		3,180,593
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	39,422	1,109,669
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	201,297	4,347,929
Banco de Sabadell SA	175,413	628,381
Banco Santander SA	519,916	5,828,632
Bankinter SA	22,602	357,956
CaixaBank SA	133,634	1,601,959
TOTAL FINANCIALS		12,764,857
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,870	837,833
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (b)(c)	25,665	759,310
		759,310
TOTAL INDUSTRIALS		1,597,143
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	14,010	228,255
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	11,098	463,828
Iberdrola SA	214,677	4,914,851
Redeia Corp SA	14,143	239,729
		5,618,408
Gas Utilities - 0.0%
Enagas SA	8,212	164,968
Naturgy Energy Group SA	9,477	284,503
		449,471
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	10,657	170,809
TOTAL UTILITIES		6,238,688
TOTAL SPAIN		26,384,034
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	81,091	415,452
Interactive Media & Services - 0.0%
Hemnet Group AB	2,799	31,906
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	19,367	400,848
TOTAL COMMUNICATION SERVICES		848,206
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)	5,074	318,893
Household Durables - 0.0%
Electrolux AB B Shares (d)	7,349	46,648
Leisure Products - 0.0%
Thule Group AB (b)(c)	3,808	83,147
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	16,747	313,317
TOTAL CONSUMER DISCRETIONARY		762,005
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	3,868	131,657
Food Products - 0.0%
AAK AB	6,350	163,530
Household Products - 0.1%
Essity AB B Shares	20,609	531,152
TOTAL CONSUMER STAPLES		826,339
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	52,874	977,053
Svenska Handelsbanken AB A Shares	54,328	716,245
Swedbank AB A1 Shares	31,638	1,078,335
		2,771,633
Capital Markets - 0.1%
Avanza Bank Holding AB	4,180	161,404
EQT AB	12,940	401,498
Nordnet AB	4,551	148,200
		711,102
Financial Services - 0.2%
Industrivarden AB A Shares	4,506	224,427
Industrivarden AB C Shares	5,671	281,104
Investor AB B Shares	63,645	2,410,538
L E Lundbergforetagen AB B Shares	2,547	144,807
		3,060,876
TOTAL FINANCIALS		6,543,611
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (d)	7,739	324,345
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	11,923	70,523
Getinge AB B Shares	7,649	154,410
		224,933
Health Care Technology - 0.0%
Sectra AB B Shares	4,667	112,293
TOTAL HEALTH CARE		661,571
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	10,981	718,704
Building Products - 0.1%
Assa Abloy AB B Shares	34,644	1,252,308
Nibe Industrier AB B Shares	53,565	223,818
		1,476,126
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	7,044	73,693
Loomis AB	2,391	109,222
Securitas AB B Shares	17,556	294,027
		476,942
Construction & Engineering - 0.0%
Skanska AB B Shares	12,444	336,600
Sweco AB B Shares	7,184	101,837
		438,437
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	4,959	106,902
Lifco AB B Shares	7,846	237,360
		344,262
Machinery - 0.7%
Alfa Laval AB	10,107	552,853
Atlas Copco AB A Shares	87,957	1,552,162
Atlas Copco AB B Shares	54,512	852,146
Epiroc AB A Shares	21,823	537,213
Epiroc AB B Shares	13,675	292,940
Indutrade AB	9,281	212,803
Sandvik AB	37,254	1,432,113
SKF AB B Shares	11,764	283,582
Trelleborg AB B Shares	6,228	232,924
Volvo AB A Shares	6,707	219,686
Volvo AB B Shares	55,462	1,823,553
		7,991,975
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	9,082	311,648
Beijer Ref AB B Shares	13,109	181,732
		493,380
TOTAL INDUSTRIALS		11,939,826
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	102,100	1,163,964
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	73,447	714,795
Lagercrantz Group AB B Shares	6,978	149,065
Mycronic AB	5,262	123,660
		987,520
TOTAL INFORMATION TECHNOLOGY		2,151,484
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	8,951	68,280
Containers & Packaging - 0.0%
Billerud Aktiebolag	7,816	60,591
Metals & Mining - 0.1%
Boliden AB (d)	9,934	520,759
SSAB AB B Shares	21,290	167,831
		688,590
Paper & Forest Products - 0.0%
Holmen AB B Shares	3,198	114,680
Svenska Cellulosa AB SCA B Shares	20,547	238,229
		352,909
TOTAL MATERIALS		1,170,370
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	12,908	149,305
Fabege AB	6,645	53,916
Fastighets AB Balder B Shares (d)	24,286	142,234
Sagax AB B Shares	7,679	141,697
Wallenstam AB B Shares	12,489	54,102
Wihlborgs Fastigheter AB	9,393	85,688
TOTAL REAL ESTATE		626,942
TOTAL SWEDEN		25,530,354
SWITZERLAND - 2.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	887	744,338
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	18,775	3,315,029
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	34	477,427
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	572,527
TOTAL CONSUMER STAPLES		1,049,954
Financials - 0.8%
Capital Markets - 0.4%
Julius Baer Group Ltd	7,195	529,221
Partners Group Holding AG	755	813,770
UBS Group AG	106,208	4,141,411
		5,484,402
Insurance - 0.4%
Swiss Life Holding AG	996	1,084,856
Zurich Insurance Group AG	5,111	3,612,550
		4,697,406
TOTAL FINANCIALS		10,181,808
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,729	394,235
Straumann Holding AG	3,955	413,784
		808,019
Life Sciences Tools & Services - 0.1%
Lonza Group AG	2,454	1,574,287
Pharmaceuticals - 0.2%
Galderma Group AG	5,236	1,029,051
Sandoz Group AG	15,371	1,204,332
		2,233,383
TOTAL HEALTH CARE		4,615,689
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	1,102	743,884
Electrical Equipment - 0.4%
ABB Ltd	54,105	4,399,168
Machinery - 0.1%
Schindler Holding AG participation certificate	1,422	468,396
VAT Group AG (b)(c)	943	588,283
		1,056,679
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,856	425,033
Professional Services - 0.0%
SGS SA	5,783	609,465
TOTAL INDUSTRIALS		7,234,229
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	4,944	459,122
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	8,727	624,191
Givaudan SA	284	960,347
Sika AG	5,606	927,895
TOTAL MATERIALS		2,512,433
TOTAL SWITZERLAND		30,112,602
TAIWAN - 7.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	133,000	555,251
Entertainment - 0.0%
International Games System Co Ltd	9,000	215,293
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	62,000	179,337
Taiwan Mobile Co Ltd	61,000	208,866
		388,203
TOTAL COMMUNICATION SERVICES		1,158,747
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	70,000	68,902
Tong Yang Industry Co Ltd	17,000	43,606
		112,508
Automobiles - 0.0%
Yulon Motor Co Ltd	23,560	20,406
Broadline Retail - 0.0%
momo.com Inc	2,941	16,564
Poya International Co Ltd	3,080	47,907
		64,471
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	7,000	73,534
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	11,181	25,484
Merida Industry Co Ltd	8,000	16,537
		42,021
Specialty Retail - 0.0%
Hotai Motor Co Ltd	13,120	201,753
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	9,000	94,340
Feng TAY Enterprise Co Ltd	23,020	58,858
Makalot Industrial Co Ltd	8,287	60,349
Pou Chen Corp	89,000	80,012
Ruentex Industries Ltd	28,561	42,448
		336,007
TOTAL CONSUMER DISCRETIONARY		850,700
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	20,000	141,063
Food Products - 0.0%
Great Wall Enterprise Co Ltd	26,945	46,020
Lien Hwa Industrial Holdings Corp	43,381	61,679
Uni-President Enterprises Corp	171,000	382,521
		490,220
TOTAL CONSUMER STAPLES		631,283
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	59,000	101,639
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	309,544	199,166
CTBC Financial Holding Co Ltd	687,000	1,118,066
E.Sun Financial Holding Co Ltd	565,743	566,224
Far Eastern International Bank	162,799	64,130
First Financial Holding Co Ltd	407,703	363,778
Hua Nan Financial Holdings Co Ltd	365,944	384,182
Mega Financial Holding Co Ltd	410,524	498,946
Shanghai Commercial & Savings Bank Ltd/The	158,131	194,110
SinoPac Financial Holdings Co Ltd	507,231	493,184
Taichung Commercial Bank Co Ltd	149,694	97,054
Taiwan Business Bank	262,003	124,495
Taiwan Cooperative Financial Holding Co Ltd	407,233	301,718
TS Financial Holding Co Ltd	869,623	640,564
		5,045,617
Capital Markets - 0.0%
Capital Securities Corp	76,000	66,411
IBF Financial Holdings Co Ltd	107,677	50,763
		117,174
Consumer Finance - 0.0%
Taiwan Acceptance Corp	11,644	28,333
Financial Services - 0.0%
Chailease Holding Co Ltd	59,954	208,066
Yuanta Financial Holding Co Ltd	466,533	664,163
		872,229
Insurance - 0.2%
Cathay Financial Holding Co Ltd	343,897	770,005
Fubon Financial Holding Co Ltd	313,415	859,279
KGI Financial Holding Co Ltd	594,530	365,732
		1,995,016
TOTAL FINANCIALS		8,058,369
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	11,987	230,222
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	43,000	120,566
TOTAL HEALTH CARE		350,788
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	6,000	159,607
Electrical Equipment - 0.2%
Bizlink Holding Inc	6,120	351,926
Chung-Hsin Electric & Machinery Manufacturing Corp	14,000	63,685
Fortune Electric Co Ltd	7,940	203,196
Shihlin Electric & Engineering Corp	11,000	63,062
Tatung Co Ltd	62,700	62,806
Teco Electric and Machinery Co Ltd	44,000	86,531
Voltronic Power Technology Corp	2,000	46,419
Walsin Lihwa Corp	118,603	115,924
		993,549
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	134,000	111,673
Machinery - 0.0%
Hiwin Technologies Corp	10,479	77,536
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	37,670	237,963
Wan Hai Lines Ltd	49,000	119,355
Wisdom Marine Lines Co Ltd	16,000	33,800
Yang Ming Marine Transport Corp	60,000	98,864
		489,982
Passenger Airlines - 0.0%
China Airlines Ltd	102,000	57,920
Eva Airways Corp	95,562	103,111
		161,031
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	77,000	63,883
TOTAL INDUSTRIALS		2,057,261
Information Technology - 6.1%
Communications Equipment - 0.1%
Accton Technology Corp	18,000	889,349
WNC Corp /Taiwan	13,000	71,412
		960,761
Electronic Equipment, Instruments & Components - 0.9%
AUO Corp	239,600	111,812
Chroma ATE Inc	14,000	672,750
Compeq Manufacturing Co Ltd	37,000	297,672
Delta Electronics Inc	67,000	3,025,408
E Ink Holdings Inc	32,000	139,785
Elite Material Co Ltd	11,000	940,164
Foxconn Technology Co Ltd	37,000	60,274
Genius Electronic Optical Co Ltd	4,000	56,046
Gold Circuit Electronics Ltd	12,000	338,862
Hon Hai Precision Industry Co Ltd	424,600	2,599,221
Innolux Corp	279,291	214,654
Largan Precision Co Ltd	4,000	274,769
Lotes Co Ltd	3,045	203,507
Primax Electronics Ltd	17,000	37,862
Simplo Technology Co Ltd	7,000	73,776
Sinbon Electronics Co Ltd	8,000	64,182
Synnex Technology International Corp	48,000	115,777
Taiwan Union Technology Corp	10,000	186,941
Tripod Technology Corp	16,000	175,019
Unimicron Technology Corp	46,879	686,939
Walsin Technology Corp	12,000	45,710
Wpg Holding Co Ltd	58,920	165,230
WT Microelectronics Co Ltd	23,000	159,637
Yageo Corp	66,404	525,509
Zhen Ding Technology Holding Ltd	25,000	167,312
		11,338,818
Semiconductors & Semiconductor Equipment - 4.7%
Alchip Technologies Ltd	3,000	245,008
AP Memory Technology Corp	5,000	72,860
ASE Technology Holding Co Ltd	123,000	1,355,709
ASMedia Technology Inc	1,000	34,656
ASPEED Technology Inc	1,000	345,191
Chipbond Technology Corp	23,000	51,733
Elan Microelectronics Corp	10,000	39,026
eMemory Technology Inc	2,000	170,537
Faraday Technology Corp	8,154	37,085
Global Unichip Corp	3,000	212,823
Globalwafers Co Ltd	9,000	122,941
Hon Precision Inc	2,447	271,141
Jentech Precision Industrial Co Ltd	3,000	377,760
King Yuan Electronics Co Ltd	39,000	334,094
Macronix International Co Ltd (d)	65,060	251,836
MediaTek Inc	56,000	2,689,920
MPI Corp	3,000	353,974
Nanya Technology Corp (d)	41,000	273,681
Novatek Microelectronics Corp	21,000	253,873
Parade Technologies Ltd	3,000	46,056
Phison Electronics Corp	6,000	298,837
Powerchip Semiconductor Manufacturing Corp (d)	116,999	208,373
Powertech Technology Inc	25,000	153,278
Radiant Opto-Electronics Corp	17,000	49,250
Realtek Semiconductor Corp	18,000	274,154
Silicon Motion Technology Corp ADR	1,189	133,513
Sino-American Silicon Products Inc	21,000	73,073
Taiwan Semiconductor Manufacturing Co Ltd	842,000	48,766,838
United Microelectronics Corp	413,000	741,411
Vanguard International Semiconductor Corp	36,921	137,246
Win Semiconductors Corp	14,000	162,487
Winbond Electronics Corp	108,708	330,534
		58,868,898
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	108,000	93,677
Advantech Co Ltd	18,028	185,125
Asia Vital Components Co Ltd	12,000	793,736
Asustek Computer Inc	25,000	439,716
AURAS Technology Co Ltd	3,000	86,467
Catcher Technology Co Ltd	22,000	130,459
Chicony Electronics Co Ltd	23,010	87,871
Compal Electronics Inc	145,000	126,313
Getac Holdings Corp	15,000	46,269
Gigabyte Technology Co Ltd	19,000	136,317
HTC Corp (d)	26,000	33,004
Inventec Corp	110,000	141,183
King Slide Works Co Ltd	2,000	207,529
Lite-On Technology Corp	76,000	348,295
Micro-Star International Co Ltd	25,000	68,001
Pegatron Corp	73,000	177,247
Qisda Corp	46,720	34,147
Quanta Computer Inc	96,000	865,145
Wistron Corp	111,058	442,271
Wiwynn Corp	4,000	431,044
		4,873,816
TOTAL INFORMATION TECHNOLOGY		76,042,293
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	126,479	32,411
Formosa Chemicals & Fibre Corp	141,000	201,594
Formosa Plastics Corp	167,000	243,292
Nan Ya Plastics Corp	200,000	478,825
Taiwan Fertilizer Co Ltd	27,000	38,702
		994,824
Construction Materials - 0.0%
Asia Cement Corp	90,000	98,547
TCC Group Holdings Co Ltd	243,162	177,372
		275,919
Metals & Mining - 0.0%
China Steel Corp	424,000	253,818
TA Chen Stainless Pipe	74,732	87,458
Tung Ho Steel Enterprise Corp	17,370	37,155
		378,431
TOTAL MATERIALS		1,649,174
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	62,660	69,009
Ruentex Development Co Ltd	67,371	53,137
TOTAL REAL ESTATE		122,146
TOTAL TAIWAN		91,022,400
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	57,977	25,832
True Corp PCL depository receipt	472,203	210,394
		236,226
Media - 0.0%
VGI PCL depository receipt	388,100	11,297
VGI PCL warrants (d)	9,600	6
VGI PCL warrants 5/23/2027 (d)	9,690	6
		11,309
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	3,200	36,985
Advanced Info Service PCL depository receipt	34,100	394,124
		431,109
TOTAL COMMUNICATION SERVICES		678,644
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	4,541	2,649
Central Retail Corp PCL depository receipt	96,500	56,300
		58,949
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	273,500	18,356
Central Plaza Hotel PCL depository receipt	18,200	18,552
Minor International PCL	3,210	2,167
Minor International PCL depository receipt	95,238	64,280
		103,355
Specialty Retail - 0.0%
Home Product Center PCL	9,000	1,725
Home Product Center PCL depository receipt	131,200	25,149
PTT Oil & Retail Business PCL depository receipt	102,500	41,938
Siam Global House PCL depository receipt	67,577	11,715
		80,527
TOTAL CONSUMER DISCRETIONARY		242,831
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,900	2,260
Carabao Group PCL depository receipt	10,800	12,848
Osotspa PCL depository receipt	45,000	20,782
Thai Beverage PCL	274,900	92,198
		128,088
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	33,800	16,051
CP ALL PCL	10,000	14,121
CP ALL PCL depository receipt	143,500	202,639
		232,811
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	116,300	75,329
Thai Union Group PCL depository receipt	70,600	24,434
		99,763
TOTAL CONSUMER STAPLES		460,662
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	139,100	25,577
PTT Exploration & Production PCL	9,400	45,859
PTT Exploration & Production PCL depository receipt	39,100	190,756
PTT PCL	22,700	24,421
PTT PCL depository receipt	275,700	296,599
Thai Oil PCL	3,254	4,877
Thai Oil PCL depository receipt	28,622	42,894
TOTAL ENERGY		630,983
Financials - 0.1%
Banks - 0.1%
Bangkok Bank PCL depository receipt	19,900	102,712
Kasikornbank PCL depository receipt	40,400	238,675
Kiatnakin Phatra Bank PCL	1,900	4,455
Kiatnakin Phatra Bank PCL depository receipt	11,000	25,791
Krung Thai Bank PCL	9,800	10,612
Krung Thai Bank PCL depository receipt	111,900	121,173
SCB X PCL	6,050	26,930
SCB X PCL depository receipt	23,600	105,051
Thanachart Capital PCL depository receipt	18,200	31,859
Tisco Financial Group PCL	2,000	6,958
Tisco Financial Group PCL depository receipt	11,700	40,705
TMBThanachart Bank PCL	191,172	13,607
TMBThanachart Bank PCL depository receipt	1,495,456	106,447
		834,975
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	33,500	31,063
Muangthai Capital PCL depository receipt	24,400	22,036
Srisawad Corp PCL depository receipt	28,724	20,008
TIDLOR Holdings PCL depository receipt	55,175	25,480
		98,587
Insurance - 0.0%
Thai Life Insurance PCL	26,100	8,450
Thai Life Insurance PCL depository receipt	40,500	13,112
		21,562
TOTAL FINANCIALS		955,124
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	42,200	12,694
Bangkok Dusit Medical Services PCL depository receipt	167,300	97,082
Bumrungrad Hospital Pcl depository receipt	13,400	67,767
TOTAL HEALTH CARE		177,543
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	293,644	19,753
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	23,103
Airports of Thailand PCL depository receipt	135,300	218,591
Bangkok Expressway & Metro PCL	40,400	6,545
Bangkok Expressway & Metro PCL depository receipt	219,800	35,612
		283,851
TOTAL INDUSTRIALS		303,604
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	161,200	1,325,748
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	68,300	52,780
PTT Global Chemical PCL depository receipt	58,300	65,783
		118,563
Construction Materials - 0.0%
Siam Cement PCL/The	500	3,230
Siam Cement PCL/The depository receipt	9,600	62,018
		65,248
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	43,900	28,004
TOTAL MATERIALS		211,815
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	46,900	91,207
Land & Houses PCL depository receipt	130,300	15,113
WHA Corp PCL depository receipt	265,300	34,927
TOTAL REAL ESTATE		141,247
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	8,400	29,280
Energy Absolute PCL warrants 2/13/2028 (d)	366	6
Global Power Synergy PCL	1,646	1,763
Global Power Synergy PCL depository receipt	22,000	23,571
Gulf Development PCL	20,698	38,154
Gulf Development PCL depository receipt	234,848	432,909
TOTAL UTILITIES		525,683
TOTAL THAILAND		5,653,884
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	42,021	100,134
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS (d)	50	6,106
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	24,542	55,832
Tofas Turk Otomobil Fabrikasi AS	4,319	26,605
		82,437
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (d)(e)	9,058	23,732
Household Durables - 0.0%
Arcelik AS (d)	5,495	13,428
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	36,550	16,425
Dogus Otomotiv Servis ve Ticaret AS	3,207	13,920
		30,345
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	55,421	13,506
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	21,023	19,916
		33,422
TOTAL CONSUMER DISCRETIONARY		189,470
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	72,677	27,442
Coca-Cola Icecek AS	29,290	46,432
		73,874
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	15,334	235,666
Migros Ticaret AS	3,126	42,381
Sok Marketler Ticaret AS (d)	10,333	11,375
		289,422
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	6,856	18,173
TOTAL CONSUMER STAPLES		381,469
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	31,748	184,492
Financials - 0.0%
Banks - 0.0%
Akbank TAS	107,306	159,364
Haci Omer Sabanci Holding AS	47,499	95,553
Turkiye Is Bankasi AS Class C (d)	288,726	85,563
Yapi ve Kredi Bankasi AS (d)	116,550	86,599
		427,079
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS (d)	18,058	17,538
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	211	9,980
Turkiye Sinai Kalkinma Bankasi AS	40,072	10,018
		19,998
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	28,091	17,231
Turkiye Sigorta AS	65,513	18,722
		35,953
TOTAL FINANCIALS		500,568
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	2,204	21,102
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	41,470	298,844
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (d)	39,013	16,083
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	58,886	123,826
Kontrolmatik Enerji Ve Muhendislik AS	20,175	3,913
Ral Yatirim Holding AS (d)	4,847	21,988
Tekfen Holding AS	5,170	11,401
		161,128
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	13,195	57,898
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (d)	9,522	8,815
		66,713
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS (d)	859	3,108
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	45,706	28,201
Alarko Holding AS	5,681	11,301
Bera Holding AS (d)	21,429	8,317
KOC Holding AS	44,490	195,017
Turkiye Sise ve Cam Fabrikalari AS	41,727	41,295
		284,131
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (d)	1,059	8,674
Turk Traktor ve Ziraat Makineleri AS	849	8,492
		17,166
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	8,773	34,645
Turk Hava Yollari AO	19,294	127,750
		162,395
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	6,812	47,173
TOTAL INDUSTRIALS		1,056,741
Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (d)	9,957	9,316
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (d)	121,209	7,800
Petkim Petrokimya Holding AS (d)	41,902	20,008
Sasa Polyester Sanayi AS (d)	384,389	20,240
		48,048
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (d)	125,042	16,741
Cimsa Cimento Sanayi VE Ticaret AS	13,331	14,609
Nuh Cimento Sanayi AS	2,367	12,458
Oyak Cimento Fabrikalari AS	33,946	17,752
		61,560
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (d)	1,308	15,202
Eregli Demir ve Celik Fabrikalari TAS	122,561	77,828
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	26,764	18,609
TR Anadolu Metal Madencilik Isletmeleri AS (d)	6,873	18,404
Turk Altin Isletmeleri AS (d)	33,694	31,768
		161,811
TOTAL MATERIALS		271,419
Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	34,415	17,718
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (d)	12,232	21,097
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	67,387	29,130
TOTAL REAL ESTATE		67,945
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	8,198	21,122
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	23,366	11,872
TOTAL UTILITIES		32,994
TOTAL TURKEY		2,815,650
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	121,503	616,562
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	355,807	38,745
Americana Restaurants International PLC - Foreign Co	98,733	49,994
		88,739
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	100,189	103,372
TOTAL CONSUMER DISCRETIONARY		192,111
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	89,477	124,717
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	48,842	68,743
TOTAL ENERGY		193,460
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	110,531	371,917
Abu Dhabi Islamic Bank PJSC	50,822	285,012
Dubai Islamic Bank PJSC (d)	101,074	201,416
Emirates NBD Bank PJSC	86,045	626,604
First Abu Dhabi Bank PJSC	154,335	714,261
TOTAL FINANCIALS		2,199,210
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	90,710	51,117
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (d)	109,618	86,541
Two Point Zero Group PJSC (d)	136,059	71,117
		157,658
Passenger Airlines - 0.0%
Air Arabia PJSC	79,276	87,837
Transportation Infrastructure - 0.0%
Salik Co PJSC	65,381	90,597
TOTAL INDUSTRIALS		336,092
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC (d)	131,842	279,599
Emaar Development PJSC	29,236	107,446
Emaar Properties PJSC	216,113	688,352
TOTAL REAL ESTATE		1,075,397
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	314,441	230,269
TOTAL UNITED ARAB EMIRATES		4,894,218
UNITED KINGDOM - 6.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	198,417	556,077
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	30,094	188,361
Rightmove PLC	26,850	153,617
		341,978
Media - 0.0%
Informa PLC	45,081	452,781
WPP PLC	37,669	117,808
		570,589
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	699,233	1,054,690
TOTAL COMMUNICATION SERVICES		2,523,334
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
B&M European Value Retail plc	34,788	78,118
Next PLC	4,020	679,175
		757,293
Distributors - 0.0%
Inchcape PLC	12,712	126,791
Diversified Consumer Services - 0.0%
Pearson PLC	22,238	293,183
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	59,285	1,654,107
Entain PLC	22,346	167,871
Whitbread PLC	5,977	183,765
		2,005,743
Household Durables - 0.0%
Barratt Redrow PLC	49,767	173,094
Bellway PLC	4,123	101,392
Berkeley Group Holdings PLC (d)	3,335	152,773
Persimmon PLC	11,177	159,556
Taylor Wimpey PLC	123,282	146,425
		733,240
Leisure Products - 0.0%
Games Workshop Group PLC	1,152	272,329
Specialty Retail - 0.0%
Kingfisher PLC	60,192	228,870
TOTAL CONSUMER DISCRETIONARY		4,417,449
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	7,288	660,803
Diageo PLC	77,750	1,445,933
		2,106,736
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	59,232	266,672
Marks & Spencer Group PLC	71,867	323,813
Tesco PLC	225,773	1,418,990
		2,009,475
Food Products - 0.0%
Associated British Foods PLC	9,992	250,123
Household Products - 0.1%
Reckitt Benckiser Group PLC	22,588	1,518,825
Personal Care Products - 0.3%
Unilever PLC	76,116	4,178,722
Tobacco - 0.4%
British American Tobacco PLC	69,383	4,028,297
Imperial Brands PLC	26,332	1,067,705
		5,096,002
TOTAL CONSUMER STAPLES		15,159,883
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	7,965	246,746
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	2,977	184,386
TOTAL ENERGY		431,132
Financials - 2.1%
Banks - 1.5%
Barclays PLC	486,662	2,546,938
HSBC Holdings PLC	599,887	9,851,700
Lloyds Banking Group PLC	2,061,441	2,555,023
NatWest Group PLC	280,180	2,075,559
Standard Chartered PLC	65,282	1,360,467
		18,389,687
Capital Markets - 0.4%
3i Group PLC	34,692	1,130,647
Aberdeen Group PLC	64,305	162,904
ICG PLC	10,145	208,067
IG Group Holdings PLC	11,985	228,224
London Stock Exchange Group PLC	16,201	1,913,140
Schroders PLC	30,949	238,294
St James's Place PLC	18,425	290,721
		4,171,997
Financial Services - 0.0%
M&G PLC	79,100	287,326
Wise PLC Class A (d)	24,354	293,275
		580,601
Insurance - 0.2%
Admiral Group PLC	9,414	393,748
Aviva PLC	106,763	856,815
Beazley PLC	20,939	353,793
Hiscox Ltd	11,521	232,552
Legal & General Group PLC	198,898	653,645
Standard Life PLC	28,008	253,655
		2,744,208
TOTAL FINANCIALS		25,886,493
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (b)(c)	59,868	172,686
Smith & Nephew PLC	29,641	469,632
		642,318
Pharmaceuticals - 0.8%
Astrazeneca PLC	54,162	10,590,837
Hikma Pharmaceuticals PLC	5,501	92,394
		10,683,231
TOTAL HEALTH CARE		11,325,549
Industrials - 1.1%
Aerospace & Defense - 0.6%
BAE Systems PLC	104,902	3,075,570
Melrose Industries PLC	41,360	280,264
Rolls-Royce Holdings PLC	293,751	4,462,790
		7,818,624
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	82,940	514,720
Verisure PLC (d)	8,034	83,397
		598,117
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	95,000	729,222
Smiths Group PLC	11,357	346,573
		1,075,795
Machinery - 0.1%
IMI PLC	8,631	293,618
Spirax Group PLC	2,575	231,013
Weir Group PLC/The	9,067	340,038
		864,669
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	79,955	376,270
Professional Services - 0.2%
Intertek Group PLC	5,391	262,320
RELX PLC	63,722	2,087,684
		2,350,004
Trading Companies & Distributors - 0.1%
Bunzl PLC	11,315	340,643
Diploma PLC	4,688	374,299
Howden Joinery Group PLC	18,829	199,433
RS GROUP PLC	16,540	123,851
		1,038,226
TOTAL INDUSTRIALS		14,121,705
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	13,268	677,077
Software - 0.0%
Sage Group PLC/The	33,674	377,330
TOTAL INFORMATION TECHNOLOGY		1,054,407
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,883	183,370
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	34,932	165,241
Land Securities Group PLC	26,026	191,974
		357,215
Industrial REITs - 0.1%
Segro PLC	47,273	405,251
Tritax Big Box REIT PLC	86,859	163,589
		568,840
Residential REITs - 0.0%
UNITE Group PLC/The	14,523	87,992
TOTAL REAL ESTATE		1,014,047
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	42,158	1,457,343
Multi-Utilities - 0.3%
Centrica PLC	163,497	462,932
National Grid PLC	173,292	2,925,185
		3,388,117
Water Utilities - 0.0%
Severn Trent PLC	9,248	379,294
United Utilities Group PLC	23,799	414,963
		794,257
TOTAL UTILITIES		5,639,717
TOTAL UNITED KINGDOM		81,757,086
UNITED STATES - 5.9%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	5,466	2,650,518
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy)	70,802	511,727
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	7,130	940,268
TOTAL CONSUMER DISCRETIONARY		1,451,995
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	13,090	234,995
Nestle SA	89,990	8,827,214
TOTAL CONSUMER STAPLES		9,062,209
Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	11,622	339,738
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	547,185	4,282,709
DHT Holdings Inc	4,556	83,238
Shell PLC	201,316	9,323,960
		13,689,907
TOTAL ENERGY		14,029,645
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	10,435	1,752,842
Health Care - 2.6%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (d)	32,854	736,995
Legend Biotech Corp ADR (d)	2,793	50,525
		787,520
Health Care Equipment & Supplies - 0.1%
Alcon AG	17,455	1,319,428
Inmode Ltd (d)	2,036	27,852
		1,347,280
Life Sciences Tools & Services - 0.0%
ICON PLC (d)	2,668	295,241
QIAGEN NV (Germany)	7,226	292,723
		587,964
Pharmaceuticals - 2.4%
GSK PLC	141,774	3,905,233
Haleon PLC	311,055	1,539,409
Novartis AG	66,404	10,192,645
Roche Holding AG	24,538	9,792,891
Roche Holding AG bearer shares	1,009	418,092
Sanofi SA	37,725	3,643,096
		29,491,366
TOTAL HEALTH CARE		32,214,130
Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	27,231	58,447
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	9,335	389,411
Waste Connections Inc	8,934	1,451,559
		1,840,970
Construction & Engineering - 0.1%
Ferrovial SE	16,908	1,099,974
Electrical Equipment - 0.5%
Schneider Electric SE	18,899	5,147,740
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	91	222,816
AP Moller - Maersk A/S Series B	154	384,674
		607,490
Professional Services - 0.1%
Experian PLC	32,051	1,108,788
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (e)	14,658	954,089
TOTAL INDUSTRIALS		10,817,498
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (d)	3,600	168,948
Monday.com Ltd (d)	1,427	98,620
TOTAL INFORMATION TECHNOLOGY		267,568
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	3,027	153,036
Holcim AG	17,623	1,456,752
James Hardie Industries PLC depository receipt (d)(e)	20,234	373,130
Titan SA (Greece)	1,362	71,409
TOTAL MATERIALS		2,054,327
TOTAL UNITED STATES		74,300,732
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	23,599	564,232
TOTAL COMMON STOCKS (Cost $932,060,230)		1,219,835,447

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	15,646	287,481
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	5,328	195,096
Volkswagen AG non-voting shares	7,199	736,404
TOTAL CONSUMER DISCRETIONARY		931,500
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	5,671	438,080
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	877	219,440
TOTAL GERMANY		1,589,020
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	845	134,617
Hyundai Motor Co Series 2	1,129	181,974
TOTAL CONSUMER DISCRETIONARY		316,591
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	28,564	2,347,587
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	35	3,494
TOTAL KOREA (SOUTH)		2,667,672
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	105,000	0
Transneft PJSC (d)(f)	2,400	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,942,689)		4,544,173

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (j) (Cost $751,743)	3.64	755,000	751,717

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	30,446,938	30,453,027
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	20,757,171	20,759,247
TOTAL MONEY MARKET FUNDS (Cost $51,212,274)			51,212,274

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $987,966,936)	1,276,343,611
NET OTHER ASSETS (LIABILITIES) - (0.6)% (h)	(7,280,262)
NET ASSETS - 100.0%	1,269,063,349

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	176	6/2026	25,529,680	229,408
ICE MSCI Emerging Markets Index Contracts (United States)	193	6/2026	14,036,890	(11,548)
TMX S&P/TSX 60 Index Contracts (Canada)	12	6/2026	3,291,438	41,994

TOTAL FUTURES CONTRACTS				259,854
The notional amount of long futures as a percentage of Net Assets is 3.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,555,783 or 1.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,150,102 or 1.5% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $860,100 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $751,717.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $183,660.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,091,882	149,960,379	150,599,234	290,141	(334)	334	30,453,027	30,446,938	0.0%
Fidelity Securities Lending Cash Central Fund	17,616,098	42,783,638	39,640,489	28,388	(180)	180	20,759,247	20,757,171	0.1%
Total	48,707,980	192,744,017	190,239,723	318,529	(514)	514	51,212,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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